UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 301 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Amy Duling DundeeWealth US, LP 1055 Westlakes Drive, Suite 301 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-854-0900

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Semiannual Report

March 31, 2013

Dynamic Energy Income Fund
Dynamic Canadian Equity Income Fund
Dynamic Contrarian Advantage Fund
Dynamic Gold & Precious Metals Fund
Dynamic U.S. Growth Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

8	Financial Statements

22	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds’ current prospectus.

Shares of the Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the Funds, can be obtained by calling 1-888-572-0968. Read the prospectus carefully before investing.

Dynamic Funds 2013 Semiannual Report

Dynamic Funds

Disclosure of Fund Expenses

For the Six Month Period October 1, 2012 to March 31, 2013 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund (each a “Fund”, and collectively, the “Funds”), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Funds’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During the Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no sales charges, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During the Period
	10/01/12	3/31/13	Ratio(1)	10/01/12 to 3/31/13(2)
Dynamic Energy Income Fund - Class I
Actual Fund Return	$1,000.00	$982.67	1.11%	$5.49
Hypothetical 5% Return	$1,000.00	$1,019.40	1.11%	$5.59
Dynamic Canadian Equity Income Fund - Class I
Actual Fund Return	$1,000.00	$1,014.86	1.14%	$5.73
Hypothetical 5% Return	$1,000.00	$1,019.25	1.14%	$5.74
Dynamic Contrarian Advantage Fund - Class I
Actual Fund Return	$1,000.00	$1,049.86	1.15%	$5.88
Hypothetical 5% Return	$1,000.00	$1,019.20	1.15%	$5.79
Dynamic Gold & Precious Metals - Class I
Actual Fund Return	$1,000.00	$671.00	1.22%	$5.08
Hypothetical 5% Return	$1,000.00	$1,018.85	1.22%	$6.14
Dynamic U.S. Growth Fund - Class I
Actual Fund Return	$1,000.00	$958.57	0.88%	$4.30
Hypothetical 5% Return	$1,000.00	$1,020.54	0.88%	$4.43

(1)	Annualized, based on the Funds’ expenses for the period after fee waiver and/or expense reimbursements.
(2)
Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Dynamic Funds 2013 Semiannual Report	1

Schedule of Investments

Dynamic Energy Income Fund
March 31, 2013 (Unaudited)

	Number of	Market
	Shares/Units	Value

COMMON STOCKS - 94.8%
Canada - 55.0%
ARC Resources, Ltd.	51,616	$1,363,758
Baytex Energy Corp.	44,732	1,874,530
Black Diamond Group, Ltd.	34,300	710,750
Bonterra Energy Corp.	26,800	1,301,944
Canadian Natural Resources, Ltd.	26,900	862,463
Canexus Corp.	118,027	1,035,212
Crescent Point Energy Corp.	48,236	1,820,988
Gibson Energy, Inc.	66,479	1,719,809
Innergex Renewable Energy, Inc.	103,185	979,183
Northland Power, Inc.	54,372	990,188
Parallel Energy Trust (a)	211,170	893,863
Pembina Pipeline Corp.	43,343	1,369,602
Pengrowth Energy Corp.	191,115	974,529
Renegade Petroleum, Ltd.	435,800	746,461
Renegade Petroleum, Ltd., Private Placement * † ‡	325,000	556,677
Suncor Energy, Inc.	22,000	660,220
TransCanada Corp.	25,000	1,193,582
Twin Butte Energy, Ltd.	646,036	1,564,452
Veresen, Inc.	43,384	553,484
Vermilion Energy, Inc.	28,165	1,458,364
Whitecap Resources, Inc.	211,600	2,014,246
		24,644,305

Netherlands - 3.5%
LyondellBasell Industries NV, Class A	24,500	1,550,605

United States - 36.3%
Anadarko Petroleum Corp.	10,700	935,715
Chevron Corp.	9,300	1,105,026
ConocoPhillips	21,900	1,316,190
Energy Transfer Partners LP	22,600	1,145,594
Enterprise Products Partners LP	42,400	2,556,296
EOG Resources, Inc.	3,300	422,631
Magellan Midstream Partners LP	17,000	908,310
Marathon Oil Corp.	32,700	1,102,644
Marathon Petroleum Corp.	10,200	913,920
Occidental Petroleum Corp.	11,000	862,070
Phillips 66	7,000	489,790
Plains All American Pipeline LP	39,900	2,253,552
Targa Resources Partners LP	31,000	1,426,620
Valero Energy Corp.	18,000	818,820
		16,257,178

Total Common Stocks (Cost $42,405,842)		42,452,088

	Principal	Market
	Amount	Value

SHORT-TERM INVESTMENTS - 5.0%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$2,244,473	$2,244,473
Total Short-Term Investments (Cost $2,244,473)		2,244,473
Total Investments - 99.8% (Cost $44,650,315)***		44,696,561
Forward Foreign Exchange Contracts - (0.2)% (Unrealized depreciation)		(71,520)
Other Assets Less Liabilities - 0.4%		169,467
NET ASSETS - 100.0%		$44,794,508

Forward Foreign Currency Exchange Contracts as of 03/31/13 were as follows:

Long Forward
Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Appreciation
CAD	585,420	USD	599,000	05/23/13	$3,474
CAD	1,321,932	USD	1,347,000	05/23/13	2,343
Total Unrealized Appreciation					$5,817

Short Forward
Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Depreciation
USD	13,879,166	CAD	14,196,000	05/23/13	$(77,337)
Total Unrealized Depreciation					$(77,337)

†	Fair valued security. The aggregate value of fair valued securities is $556,677 comprising 1.24% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Security is deemed an illiquid security under procedures approved by the Board of Trustees.
(a)	Denoted in units.
CAD	Canadian Dollar
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $45,041,462 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$3,523,588
Gross unrealized depreciation	(3,868,489)
Net unrealized depreciation	$(344,901)

Sector Allocation	% of Net Assets
Energy	83.0%
Materials	7.4
Utilities	4.4
Short-Term Investments and other	5.2
100.0%

See Notes to Financial Statements

2	Dynamic Funds 2013 Semiannual Report

Schedule of Investments

Dynamic Canadian Equity Income Fund
March 31, 2013 (Unaudited)

	Number of	Market
	Shares/Units	Value

COMMON STOCKS - 93.0%
Bermuda - 0.8%

Brookfield Infrastructure Partners LP (a)	800	$30,448
Brookfield Renewable Energy Partners LP (a)	1,505	44,105
		74,553

Canada - 80.5%
Alaris Royalty Corp.	4,300	119,410
Allied Properties Real Estate Investment Trust, REIT	2,300	74,784
Baytex Energy Corp.	3,047	127,687
BCE, Inc.	5,500	256,957
Black Diamond Group Ltd.	3,900	80,814
Boardwalk Real Estate Investment Trust, REIT	500	30,757
Bonterra Energy Corp.	4,000	194,320
Brookfield Asset Management, Inc., Class A	4,313	157,516
Calloway Real Estate Investment Trust, REIT	8,871	255,690
Canadian Apartment Properties, REIT	1,800	44,688
Canadian Imperial Bank of Commerce	4,100	321,591
Canadian Real Estate Investment Trust, REIT	2,422	107,194
Canadian Utilities Ltd., Class A	2,300	182,284
Canexus Corp.	13,461	118,066
Chartwell Retirement Residences, REIT	25,421	277,270
Cineplex, Inc.	500	16,971
Crescent Point Energy Corp.	6,145	231,984
Crombie Real Estate Investment Trust, REIT	4,000	58,276
Dundee Industrial Real Estate Investment Trust, REIT	8,900	94,795
Dundee Real Estate Investment Trust, Class A, REIT	8,097	292,125
Emera, Inc.	200	6,910
Enbridge, Inc.	8,112	377,711
Fortis, Inc., Receipt*	1,300	44,624
Gibson Energy, Inc.	5,500	142,285
Great-West Lifeco, Inc.	1,800	48,249
H&R Real Estate Investment Trust, REIT	12,008	276,485
HNZ Group Inc., Class A	4,400	90,482
Innergex Renewable Energy, Inc.	41,758	396,266
Killam Properties, Inc., REIT	9,324	110,142
Morguard Real Estate Investment Trust, REIT	7,665	134,459
Morneau Shepell, Inc.	20,900	268,901
Northland Power, Inc.	8,828	160,770
Parallel Energy Trust (a)	6,329	26,790
Pembina Pipeline Corp.	5,875	185,645
Pengrowth Energy Corp.	15,929	81,225

	Number of	Market
	Shares/Units	Value

Canada - 81.0% (continued)
Pizza Pizza Royalty Corp.	36,100	$398,012
Renegade Petroleum Ltd. Private Placement * † ‡	31,400	53,784
RioCan Real Estate Investment Trust, REIT	5,281	144,521
Rogers Communications, Inc., Class B	4,150	211,984
Suncor Energy, Inc.	1,104	33,081
TELUS Corp.	2,103	145,244
The Churchill Corp., Class A	6,761	50,049
The Keg Royalties Income Fund (a)	22,600	340,162
The Toronto-Dominion Bank	4,650	387,161
TransCanada Corp.	4,539	216,707
Twin Butte Energy, Ltd.	50,302	121,812
Veresen, Inc.	9,065	115,649
Vermilion Energy, Inc.	3,630	187,959
		7,800,248

Netherlands - 1.6%
LyondellBasell Industries NV, Class A	2,400	151,896

United States - 10.1%
Ares Capital Corp.	3,700	66,970
Comcast Corp., Class A	3,100	130,231
Enterprise Products Partners LP	1,700	102,493
Plains All American Pipeline LP	1,000	56,480
Starwood Property Trust, Inc., REIT	3,200	88,832
The Home Depot, Inc.	1,427	99,576
TJX Companies, Inc.	1,660	77,605
Union Pacific Corp.	700	99,687
United Parcel Service, Inc., Class B	1,800	154,620
Wells Fargo & Co.	2,750	101,723
		978,217

Total Common Stocks (Cost $8,563,473)		9,004,914

	Principal
	Amount

SHORT-TERM INVESTMENTS - 7.1%
BNY Mellon Cash Reserve, 0.05%**, due 4/01/13	$691,344	691,344
Total Short-Term Investments (Cost $691,344)		691,344
Total Investments - 100.1% (Cost $9,254,817)***		9,696,258
Call Options Written - (0.0)% (Premiums received $1,800)		(3,406)

Dynamic Funds 2013 Semiannual Report	3

Schedule of Investments
(Continued)

Dynamic Canadian Equity Income Fund
March 31, 2013 (Unaudited)
Market
Value

Forward Foreign Currency Exchange Contracts - (0.3)% (Unrealized depreciation)	$(23,003)
Other Assets Less Liabilities - 0.2%	20,394
NET ASSETS - 100.0%	$9,690,243

Call Options Written as of 03/31/2013 were as follows:
Number of Contracts	Call Options Written	Expiration Date/ Exercise Price	Market Value
11	Suncor Energy, Inc.	May 2013/$32	$(286)
16	TJX Companies, Inc.	Apr 2013/$45	(3,120)
Total (Premiums received $1,800)			$(3,406)

Forward Foreign Currency Exchange Contracts as of 03/31/13 were as follows:

Long Forward
Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Appreciation
USD	399,728	CAD	409,000	05/23/13	$2,372
USD	384,705	CAD	392,000	05/23/13	682
Total Unrealized Appreciation					$3,054

Short Forward
Currency		Currency		Settlement	Unrealized
Purchased		Sold		Date	Depreciation
USD	4,676,251	CAD	4,783,000	05/23/13	$(26,057)
Total Unrealized Depreciation					$(26,057)

(a)	Denoted in units.
†	Fair valued security. The aggregate value of fair valued securities is $53,784 comprising .56% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Security is deemed an illiquid security under procedures approved by the Board of Trustees.
CAD	Canadian Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $9,255,089 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$698,152
Gross unrealized depreciation	(256,983)
Net unrealized appreciation	$441,169

Sector Allocation	% of Net Assets
Energy	25.1%
Investment Companies	20.5
Financial	11.9
Consumer Discretionary	10.3
Telecommunication Services	7.7
Industrials	7.0
Utilities	6.6
Health Care	2.1
Materials	1.8
Short-Term Investments and other	7.0
100.0%

See Notes to Financial Statements

4	Dynamic Funds 2013 Semiannual Report

Schedule of Investments

Dynamic Contrarian Advantage Fund
March 31, 2013 (Unaudited)

	Number of Shares	Market Value

COMMON STOCKS - 84.0%
Canada - 12.7%
Canadian Natural Resources, Ltd.	1,390	$44,566
Manulife Financial Corp.	4,070	59,937
Methanex Corp.	800	32,595
Royal Bank of Canada	960	57,835
		194,933

Germany - 2.1%
SAP AG †	410	32,857

Ireland - 2.3%
Accenture PLC, Class A	460	34,946

Israel - 2.1%
Israel Chemicals, Ltd. †	2,490	32,214

Italy - 2.3%
Tod’s SpA †	240	34,440

Netherlands - 5.9%
ASML Holding NV †	435	29,288
Unilever NV, CVA †	1,510	61,902
		91,190

Sweden - 2.1%
Assa Abloy AB, Class B †	800	32,723

United States - 54.5%
Allergan, Inc.	280	31,256
American Express Co.	550	37,103
Berkshire Hathaway, Inc., Class B*	770	80,234
CBS Corp., Class B, Non-Voting	780	36,418
Costco Wholesale Corp.	600	63,666
Danaher Corp.	990	61,529
Google, Inc., Class A*	70	55,582
Honeywell International, Inc.	820	61,787
Johnson & Johnson	410	33,427
Mastercard, Inc., Class A	50	27,057
Noble Energy, Inc.	590	68,239
Nucor Corp.	680	31,382
Parker Hannifin Corp.	640	58,611
The Chubb Corp.	360	31,511
The Hershey Co.	720	63,022
The Walt Disney Co.	540	30,672
Thermo Fisher Scientific, Inc.	400	30,596
TJX Companies, Inc.	720	33,660
		835,752
Total Common Stocks (Cost $1,221,251)		1,289,055

	Principal Amount	Market Value

SHORT-TERM INVESTMENTS - 13.5%

BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$206,477	$206,477
Total Short-Term Investments (Cost $206,477)		206,477
Total Investments - 97.5% (Cost $1,427,728)***		1,495,532
Forward Foreign Currency Exchange Contracts - (0.0)% (Unrealized Depreciation)		(318)
Other Assets Less Liabilities - 2.5%		39,084
NET ASSETS - 100.0%		$1,534,298

Forward Foreign Currency Exchange Contracts as of 03/31/13 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	122,210	CAD	125,000	5/23/13	$(681)
USD	90,127	EUR	70,000	5/23/13	363
Total Unrealized Appreciation/Depreciation					$(318)

†	Fair valued security. The aggregate value of fair valued securities is $223,424 comprising 14.56% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
CAD	Canadian Dollar
CVA	Certificaten Van Aandelen
EUR	Euros
USD	United States Dollar
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $1,427,728 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$76,176
Gross unrealized depreciation	(8,372)
Net unrealized appreciation	$67,804

Sector Allocation	% of Net Assets
Information Technology	16.1%
Financial	15.0
Consumer Staples	12.3
Consumer Discretionary	10.5
Energy	9.5
Industrials	7.8
Materials	6.3
Health Care	4.2
Telecommunication Services	2.4
Short-Term Investments and other	15.9
100.0%

See Notes to Financial Statements
Dynamic Funds 2013 Semiannual Report	5

Schedule of Investments

Dynamic Gold and Precious Metals Fund
March 31, 2013 (Unaudited)

	Number of Shares/Units	Market Value

COMMON STOCKS - 96.5%
Australia - 26.5%
Azimuth Resources Ltd.†*	400,000	$143,787
Gryphon Minerals Ltd.†*	465,000	169,162
Northern Star Resources Ltd.†	220,000	239,396
Orbis Gold Ltd.†*	300,000	66,281
Papillion Resources Ltd.†*	1,650,000	2,239,245
Perseus Mining Ltd.†*	1,050,000	1,974,164
Regis Resources Ltd.†*	450,000	1,942,783
Silver Lake Resources Ltd.†*	673,156	1,481,870
		8,256,688

Canada - 66.1%
Alamos Gold, Inc.	110,400	1,516,051
Augusta Resource Corp.*	175,000	449,623
Aureus Mining, Inc.*	205,000	117,045
Belo Sun Mining Corp.*	1,800,000	2,019,983
Dalradian Resources, Inc.*	13,700	16,183
Dundee Precious Metals, Inc.*	200,000	1,555,348
Esperanza Resources Corp.*	30,400	31,721
Goldcorp, Inc.	45,000	1,513,350
MAG Silver Corp.*	20,000	189,792
Midas Gold Corp.*	295,000	386,228
New Gold, Inc.*	240,000	2,182,999
Osisko Mining Corp.*	356,650	2,117,044
PMI Gold Corp.*	1,200,000	756,017
Premier Gold Mines Ltd.*	420,000	1,240,341
Reunion Gold Corp.*	218,200	32,219
Roxgold, Inc.*	2,144,300	1,329,831
San Gold Corp.*	1,225,000	349,708
Sarama Resources Ltd. (a)*	135,000	63,789
Timmins Gold Corp.*	400,000	1,157,651
Torex Gold Resources, Inc.*	887,700	1,520,498
Unigold, Inc.*	500,000	137,816
Volta Resources, Inc.*	995,500	357,688
Yamana Gold, Inc.	100,000	1,540,582
		20,581,507

Jersey Channel Islands - 1.5%
Lydian International Ltd.*	220,500	471,019

United States - 2.4%
Allied Nevada Gold Corp.*	46,000	753,950

Total Common Stocks (Cost $40,103,117)		30,063,164

	Number of Shares	Market Value

WARRANTS - 0.0%
Canada - 0.0%
Colorado Resources, Ltd., Expire 4/14/13†* ‡	44,250	$0
Malbex Resources, Inc., Expire 5/8/13†* ‡	71,250	0
Ocean Park Venture Corp., Expire 5/11/13†* ‡	33,550	0
Peregrine Diamonds, Ltd., Expire 11/14/13 †* ‡	17,142	0
Total Warrants (Cost $0)		0

	Principal Amount

SHORT-TERM INVESTMENTS - 3.6%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$1,119,256	1,119,256
Total Short-Term Investments (Cost $1,119,256)		1,119,256
Total Investments - 100.1% (Cost $41,222,373)***		31,182,420
Liabilities in Excess of Other Assets - (0.1)%		(26,770)
NET ASSETS - 100.0%		$31,155,650

†	Fair valued security. The aggregate value of fair valued securities is $8,256,688 comprising 26.50% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Illiquid security.
(a)	Denoted in units.
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $42,863,241 and net unrealized depreciation is as follows:

Gross unrealized appreciation	$1,473,864
Gross unrealized depreciation	(13,154,685)
Net unrealized depreciation	$(11,680,821)

Sector Allocation	% of Net Assets
Materials	96.5%
Short-Term Investments and other	3.5
100.0%

See Notes to Financial Statements

6	Dynamic Funds 2013 Semiannual Report

Schedule of Investments

Dynamic U.S. Growth Fund
March 31, 2013 (Unaudited)

	Number of Shares	Market Value

COMMON STOCKS - 95.8%
Consumer Discretionary - 21.8%
Amazon.com, Inc.*	8,600	$2,291,814
Five Below, Inc.*	42,500	1,610,325
Michael Kors Holdings Ltd*	32,200	1,828,638
Netflix, Inc.*	7,500	1,420,575
Tractor Supply Co.	20,000	2,082,600
Under Armour, Inc., Class A*	13,300	680,960
		9,914,912

Health Care - 13.9%
Celgene Corp.*	22,500	2,607,975
Pharmacyclics, Inc.*	10,300	828,223
Regeneron Pharmaceuticals, Inc.*	16,300	2,875,320
		6,311,518

Information Technology - 60.1%
Aruba Networks, Inc.*	72,500	1,793,650
Commvault Systems, Inc.*	33,300	2,729,934
Google, Inc., Class A*	3,500	2,779,105
Infoblox, Inc.*	11,200	243,040
Ixia*	36,800	796,352
LinkedIn Corp., Class A*	12,200	2,147,932
NetSuite, Inc.*	37,000	2,962,220
Palo Alto Networks, Inc.*	33,400	1,890,440
QLIK Technologies, Inc.*	51,900	1,340,577
Salesforce.com, Inc.*	16,200	2,897,046
SolarWinds, Inc.*	54,100	3,197,310
Sourcefire, Inc.*	27,600	1,634,748
Splunk, Inc.*	48,800	1,953,464
Workday, Inc., Class A*	15,200	936,776
		27,302,594

Total Common Stocks (Cost $37,821,888)		43,529,024

	Principal Amount

SHORT-TERM INVESTMENTS - 5.7%
BNY Mellon Cash Reserve, 0.05%**, due 4/01/13	$2,619,339	2,619,339
Total Short-Term Investments (Cost $2,619,339)		2,619,339
Total Investments - 101.5% (Cost $40,441,227)***		46,148,363
Liabilities in Excess of Other Assets - (1.5)%		(702,661)
NET ASSETS - 100.0%		$45,445,702

*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $40,998,375 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,858,027
Gross unrealized depreciation	(708,039)
Net unrealized appreciation	$5,149,988

Sector Allocation	% of Net Assets
Information Technology	60.1%
Consumer Discretionary	21.8
Health Care	13.9
Short-Term Investments and other	4.2
100.0%

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	7

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

		Dynamic	Dynamic
	Dynamic	Canadian	Contrarian
	Energy	Equity	Advantage
	Income Fund	Income Fund	Fund
Assets:
Investments, at market value (cost $44,650,315, $9,254,817, and $1,427,728, respectively) (Note 2 and Note 3)	$44,696,561	$9,696,258	$1,495,532
Deposit at broker	35,000	7,698	-
Receivable from investments sold	33,202	11,493	26,054
Receivable from Fund shares sold	32,359	1,000	-
Unrealized appreciation on forward foreign exchange contracts	5,817	3,054	363
Receivable from investment adviser (Note 5)	-	2,191	6,762
Dividends and interest receivable	146,930	44,286	1,765
Other prepaid expenses	15,409	19,209	17,861
Total assets	44,965,278	9,785,189	1,548,337

Liabilities:
Call options written (premiums received $-, $1,800 and $-, respectively)	-	3,406	-
Payable for Fund shares redeemed	42,272	45,622	-
Investment advisory fees payable (Note 5)	22,655	-	-
Administration and accounting fees payable (Note 7)	8,165	6,773	5,704
Chief Compliance Officer fees payable (Note 5)	441	104	16
Custodian fees payable (Note 7)	3,764	3,911	569
Shareholder servicing fees (Note 6)	4,007	1,167	364
Transfer agent fees payable (Note 7)	6,472	7,071	6,705
Unrealized depreciation on forward foreign exchange contracts	77,337	26,057	681
Other accrued expenses	5,657	835	-
Total liabilities	170,770	94,946	14,039
Net Assets	$44,794,508	$9,690,243	$1,534,298

Net Assets consist of:

Paid-in capital	$47,578,375	$9,237,511	$1,428,630
Accumulated net investment income	263,741	9,829	3,934
Accumulated net realized gain (loss) on investments, options written, future contracts and foreign currency transactions	(3,022,623)	25,920	34,121
Net unrealized appreciation on investments	46,246	441,441	67,804
Net unrealized depreciation on options written	-	(1,606)	-
Net unrealized depreciation on foreign currency translations	(71,231)	(22,852)	(191)
Net Assets	$44,794,508	$9,690,243	$1,534,298

Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	3,550,912	732,458	134,473

Net asset value, offering, and redemption price per share (Note 2)	$12.61	$13.23	$11.41

See Notes to Financial Statements

8	Dynamic Funds 2013 Semiannual Report

Statements of Assets and Liabilities
(Continued)

March 31, 2013 (Unaudited)

	Dynamic
	Gold & Precious	Dynamic U.S.
	Metals Fund	Growth Fund
Assets:
Investments, at market value (cost $41,222,373 and $40,441,227, respectively) (Note 2 and Note 3)	$31,182,420	$46,148,363
Receivable from investments sold	221,229	1,510,500
Receivable from Fund shares sold	72,535	79,000
Dividends and interest receivable	8,671	-
Other prepaid expenses	23,880	26,539
Total assets	31,508,735	47,764,402

Liabilities:
Payable for Fund shares redeemed	308,827	173,241
Payable for investments purchased	-	2,109,095
Investment advisory fees payable (Note 5)	16,977	15,044
Administration and accounting fees payable (Note 7)	10,361	8,118
Chief Compliance Officer fees payable (Note 5)	288	434
Custodian fees payable (Note 7)	7,403	6,602
Shareholder servicing fees (Note 6)	3,211	4,800
Other accrued expenses	6,018	1,366
Total liabilities	353,085	2,318,700
Net Assets	$31,155,650	$45,445,702

Net Assets consist of:

Paid-in capital	$61,467,515	$44,088,107
Accumulated net investment loss	(4,039,314)	(390,262)
Accumulated net realized loss on investments and foreign currency transactions	(16,232,783)	(3,959,279)
Net unrealized appreciation/(depreciation) on investments	(10,039,953)	5,707,136
Net unrealized appreciation on foreign currency translations	185	-
Net Assets	$31,155,650	$45,445,702

Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	2,929,074	2,111,982

Net asset value, offering, and redemption price per share (Note 2)	$10.64	$21.52

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	9

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

		Dynamic	Dynamic
	Dynamic	Canadian	Contrarian
	Energy	Equity	Advantage
	Income Fund	Income Fund	Fund
Investment Income:
Dividends (net of foreign withholding taxes of $111,227, $27,340, and $275, respectively)	$839,504	$175,765	$9,452
Interest	711	173	28
Total investment income	840,215	175,938	9,480

Expenses:
Investment advisory fees (Note 5)	173,304	38,829	4,100
Shareholder servicing fees - Class I	13,486	3,018	364
Administration and accounting fees (Note 7)	24,789	20,121	18,056
Audit fees	11,055	7,014	6,817
Chief Compliance Officer fees (Note 5)	2,859	646	72
Custodian fees (Note 7)	4,902	4,585	577
Insurance expense	2,359	416	50
Legal fees	6,821	1,522	172
Printing fees	6,284	2,137	1,560
Registration and filing fees	10,050	8,931	8,207
Transfer agent fees (Note 7)	10,785	10,602	10,204
Trustees’ fees and expenses (Note 5)	3,602	846	97
Other	4,138	3,691	2,064
Subtotal	274,434	102,358	52,340
Fees waived and reimbursed by Adviser (Note 5)	(63,346)	(53,714)	(46,678)
Fees waived by Fund’s service provider (Note 7)	(1,228)	-	(115)
Net expenses	209,860	48,644	5,547
Net Investment Income	630,355	127,294	3,933

Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency:
Net realized gain (loss) on investments	(1,714,901)	(16,079)	63,963
Net realized gain (loss) on options written	17,063	9,828	(10,777)
Net realized gain on foreign currency	393,367	121,735	1,114
Net realized gain (loss) on investments, options written, and foreign currency transactions	(1,304,471)	115,484	54,300
Net change in unrealized appreciation/(depreciation):
on investments	513,301	(43,115)	(2,478)
on options written	(342)	(1,889)	(7,241)
on foreign currency translations	(132,187)	(36,550)	(978)
Net change in unrealized appreciation/(depreciation) on investments, options written, and foreign currency translations	380,772	(81,554)	(10,697)

Net Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency	(923,699)	33,930	43,603

Net Increase (Decrease) in Net Assets Resulting from Operations	$(293,344)	$161,224	$47,536

See Notes to Financial Statements

10	Dynamic Funds 2013 Semiannual Report

Statements of Operations
(Continued)

For the Six Months Ended March 31, 2013 (Unaudited)

	Dynamic
	Gold & Precious	Dynamic U.S.
	Metals Fund	Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $4,029 and $0, respectively)	$28,918	$99,325
Interest	851	532
Total investment income	29,769	99,857

Expenses:
Investment advisory fees (Note 5)	185,754	181,017
Shareholder servicing fees - Class I	12,504	16,763
Administration and accounting fees (Note 7)	30,903	27,542
Audit fees	10,123	11,134
Chief Compliance Officer fees (Note 5)	3,000	4,043
Custodian fees (Note 7)	8,632	10,411
Insurance expense	3,006	4,030
Legal fees	7,313	9,764
Printing fees	9,446	9,863
Registration and filing fees	10,739	10,595
Transfer agent fees (Note 7)	12,573	12,924
Trustees’ fees and expenses (Note 5)	4,188	5,564
Other	5,351	4,026
Subtotal	303,532	307,676
Fees waived and reimbursed by Adviser (Note 5)	(50,330)	(57,069)
Fees waived by Fund’s service provider (Note 7)	(15,040)	(18,525)
Net expenses	238,162	232,082
Net Investment (Loss)	(208,393)	(132,225)

Realized and Unrealized Gain (Loss) on Investments, options written, and Foreign Currency:
Net realized loss on investments	(5,594,218)	(1,013,778)
Net realized loss on foreign currency	(21,711)	-
Net realized loss on investments, options written, and foreign currency transactions	(5,615,929)	(1,013,778)
Net change in unrealized depreciation:
on investments	(10,520,092)	(1,942,067)
on foreign currency translations	(229)	-
Net change in unrealized depreciation on investments, options written, and foreign currency translations	(10,520,321)	(1,942,067)

Net Realized and Unrealized Loss on Investments, Options Written, and Foreign Currency	(16,136,250)	(2,955,845)

Net Decrease in Net Assets Resulting from Operations	$(16,344,643)	$(3,088,070)

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	11

Statements of Changes in Net Assets

Dynamic Energy Income Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$630,355	$1,209,100
Net realized loss on investments, options written, and foreign currency transactions	(1,304,471)	(629,597)
Net change in unrealized appreciation on investments, options written, and foreign currency translations	380,772	2,743,524
Net Increase (Decrease) in Net Assets Resulting from Operations	(293,344)	3,323,027

Distributions to Shareholders from:
Net investment income	(451,706)	(908,695)
Net realized capital gains	(798,993)	(417,766)
Total distributions to shareholders	(1,250,699)	(1,326,461)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	25,284,790	9,113,112
Shares issued as reinvestment of distributions	1,244,502	1,315,450
Shares redeemed	(6,924,514)	(13,447,053)
Net increase (decrease) in net assets from shares of beneficial interest	19,604,778	(3,018,491)
Redemption fees*	-	9,751
Net increase (decrease) in net assets	18,060,735	(1,012,174)

Net Assets:
Beginning of period	26,733,773	27,745,947
End of period	$44,794,508	$26,733,773
Accumulated net investment income	$263,741	$85,092

Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,978,370	683,545
Shares issued as reinvestment of distributions	103,318	100,678
Shares redeemed	(550,537)	(1,005,935)
Net increase (decrease) in shares outstanding	1,531,151	(221,712)

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

12	Dynamic Funds 2013 Semiannual Report

Statements of Changes in Net Assets

Dynamic Canadian Equity Income Fund

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
Operations:
Net investment income	$127,294	$100,842
Net realized gain (loss) on investments, options written, and foreign currency transactions	115,484	(60,540)
Net change in unrealized appreciation/(depreciation) on investments, options written, and foreign currency translations	(81,554)	474,464
Net Increase in Net Assets Resulting from Operations	161,224	514,766

Distributions to Shareholders from:
Net investment income	(121,620)	(90,481)
Net realized capital gains	(25,972)	(116,388)
Total distributions to shareholders	(147,592)	(206,869)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	5,093,977	6,648,535
Shares issued as reinvestment of distributions	146,909	206,869
Shares redeemed	(2,799,916)	(823,411)
Net increase in net assets from shares of beneficial interest transactions	2,440,970	6,031,993
Net increase in net assets	2,454,602	6,339,890

Net Assets:
Beginning of period	7,235,641	895,751
End of period	$9,690,243	$7,235,641
Accumulated net investment income	$9,829	$4,155

Shares of Beneficial Interest Transactions (Class I):
Shares sold	390,130	520,270
Shares issued as reinvestment of distributions	11,340	16,731
Shares redeemed	(214,494)	(64,972)
Net increase in shares outstanding	186,976	472,029

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	13

Statements of Changes in Net Assets

Dynamic Contrarian Advantage Fund

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
Operations:
Net investment income	$3,933	$4,967
Net realized gain (loss) on investments, options written, and foreign currency transactions	54,300	(9,720)
Net change in unrealized appreciation/(depreciation) on investments, options written, and foreign currency translations	(10,697)	73,462
Net Increase in Net Assets Resulting from Operations	47,536	68,709

Distributions to Shareholders from:
Net investment income	(2,089)	-
Net realized capital gains	-	(76,809)
Total distributions to shareholders	(2,089)	(76,809)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	766,654	-
Shares issued as reinvestment of distributions	2,089	76,809
Shares redeemed	(278)	(25,524)
Net increase in net assets from shares of beneficial interest	768,465	51,285
Redemption fees*	-	911
Net increase in net assets	813,912	44,096

Net Assets:
Beginning of period	720,386	676,290
End of period	$1,534,298	$720,386
Accumulated net investment income	$3,934	$2,090

Shares of Beneficial Interest Transactions (Class I):
Shares sold	68,208	-
Shares issued as reinvestment of distributions	193	7,666
Shares redeemed	(24)	(2,531)
Net increase in shares outstanding	68,377	5,135

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

14	Dynamic Funds 2013 Semiannual Report

Statements of Changes in Net Assets

Dynamic Gold & Precious Metals Fund

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
Operations:
Net investment loss	$(208,393)	$(428,832)
Net realized loss on investments and foreign currency transactions	(5,615,929)	(9,845,412)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(10,520,321)	8,716,212
Net Decrease in Net Assets Resulting from Operations	(16,344,643)	(1,558,032)

Distributions to Shareholders from:
Net investment income	(2,445,773)	(1,797,082)
Net realized capital gains	-	(1,799,538)
Total distributions to shareholders	(2,445,773)	(3,596,620)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	14,748,747	32,188,887
Shares issued as reinvestment of distributions	2,421,661	3,581,705
Shares redeemed	(11,411,307)	(29,350,136)
Net increase in net assets from shares of beneficial interest	5,759,101	6,420,456
Redemption fees*	-	129,523
Net increase (decrease) in net assets	(13,031,315)	1,395,327

Net Assets:
Beginning of period	44,186,965	42,791,638
End of period	$31,155,650	$44,186,965
Accumulated net investment loss	$(4,039,314)	$(1,385,148)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,090,989	1,999,605
Shares issued as reinvestment of distributions	183,321	226,261
Shares redeemed	(960,424)	(1,808,979)
Net increase in shares outstanding	313,886	416,887

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	15

Statements of Changes in Net Assets

Dynamic U.S. Growth Fund

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012
Operations:
Net investment loss	$(132,225)	$(381,385)
Net realized loss on investments	(1,013,778)	(1,043,015)
Net change in unrealized appreciation/(depreciation) on investments	(1,942,067)	9,789,429
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,088,070)	8,365,029

Distributions to Shareholders from:
Net realized capital gains	-	(1,229,248)
Total distributions to shareholders	-	(1,229,248)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	17,349,889	47,526,366
Shares issued as reinvestment of distributions	-	1,173,610
Shares redeemed	(27,823,430)	(50,324,549)
Net decrease in net assets from shares of beneficial interest	(10,473,541)	(1,624,573)
Redemption fees*	-	164,042
Net increase (decrease) in net assets	(13,561,611)	5,675,250

Net Assets:
Beginning of period	59,007,313	53,332,063
End of period	$45,445,702	$59,007,313
Accumulated net investment loss	$(390,262)	$(258,037)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	823,360	2,197,931
Shares issued as reinvestment of distributions	-	60,433
Shares redeemed	(1,339,806)	(2,462,837)
Net decrease in shares outstanding	(516,446)	(204,473)

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

16	Dynamic Funds 2013 Semiannual Report

Financial Highlights

Dynamic Energy Income Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09(3)
	Class I		Class I	Class I	Class I	Class I
Net asset value, beginning of period	$13.24		$12.38	$12.39	$11.10	$10.00

Income (Loss) from Investment Operations:

Net investment income(1)	0.21		0.54	0.50	0.58	0.09
Net realized and unrealized gain (loss) on investments, options written, and foreign currency transactions	(0.46)		0.91	(0.24)	1.68	1.01
Total from investment operations	(0.25)		1.45	0.26	2.26	1.10

Less Distributions:

Dividends from net investment income	(0.13)		(0.42)	(0.25)	(0.87)	-
Distributions from realized capital gains	(0.25)		(0.17)	(0.03)	(0.10)	-
Total distributions	(0.38)		(0.59)	(0.28)	(0.97)	-
Redemption fees added to paid-in capital(1)	-		0.00 (2)	0.01	0.00 (2)	-
Net asset value, end of period	$12.61		$13.24	$12.38	$12.39	$11.10

Total return(4)	(1.73	%)(5)	11.87%	1.98%	20.94%	11.00	%(5)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$44,795		$26,734	$27,746	$2,747	$555
Operating expenses:
Before expense reimbursement/waiver	1.45	%(6)	1.58%	1.88%	10.43%	49.80	%(6)
After expense reimbursement/waiver	1.11	%(6)	1.15%	1.15%	1.15%	1.15	%(6)
Net investment income:
After expense reimbursement/waiver	3.33	%(6)	4.03%	3.60%	4.82%	6.54	%(6)
Portfolio turnover rate	41.26	%(5)	78.92%	120.19%	59.98%	20.50	%(5)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      Amount represent less than $0.005 per share.
(3)      The Fund commenced investment operations on August 14, 2009.
(4)      Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)      Non-annualized.
(6)      Annualized.

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	17

Financial Highlights

Dynamic Canadian Equity Income Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09(2)
	Class I		Class I	Class I	Class I	Class I
Net asset value, beginning of period	$13.26		$12.19	$12.80	$12.77	$10.00

Income from Investment Operations:

Net investment income(1)	0.19		0.44	0.27	0.17	0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	-		1.92	0.65	1.45	2.66
Total from investment operations	0.19		2.36	0.92	1.62	2.77

Less Distributions:

Dividends from net investment income	(0.18)		(0.26)	(0.22)	(0.31)	-
Distributions from realized capital gains	(0.04)		(1.03)	(1.31)	(1.28)	-
Total distributions	(0.22)		(1.29)	(1.53)	(1.59)	-
Net asset value, end of period	$13.23		$13.26	$12.19	$12.80	$12.77

Total return(3)	1.49	%(4)	20.48%	7.62%	13.54%	27.70	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$9,690		$7,236	$896	$725	$639
Operating expenses:
Before expense reimbursement/waiver	2.39	%(5)	4.82%	12.72%	20.26%	31.45	%(5)
After expense reimbursement/waiver	1.14	%(5)	1.25%	1.25%	1.25%	1.25	%(5)
Net investment income:
After expense reimbursement/waiver	2.98	%(5)	3.41%	2.15%	1.37%	1.92	%(5)
Portfolio turnover rate	16.26	%(4)	29.89%	133.40%	136.31%	60.18	%(4)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      The Fund commenced investment operations on March 31, 2009.
(3)      Total returns may reflect adjustments to conform to generally accepted accounting principles.
(4)      Non-annualized.
(5)      Annualized.

See Notes to Financial Statements

18	Dynamic Funds 2013 Semiannual Report

Financial Highlights

Dynamic Contrarian Advantage Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09(3)
	Class I		Class I	Class I	Class I	Class I
Net asset value, beginning of period	$10.90		$11.09	$12.02	$11.72	$10.00

Income from Investment Operations:

Net investment income(1)	0.04		0.08	0.12	0.14	0.09
Net realized and unrealized gain on investments, options written, future contracts, and foreign currency transactions	0.50		0.98	0.20	0.91	1.63
Total from investment operations	0.54		1.06	0.32	1.05	1.72

Less Distributions:

Dividends from net investment income	(0.03)		-	(0.29)	(0.39)	-
Distributions from realized capital gains	-		(1.26)	(0.96)	(0.36)	-
Total distributions	(0.03)		(1.26)	(1.25)	(0.75)	-
Redemption fees added to paid-in capital(1)	-		0.01	0.00 (2)	-	-
Net asset value, end of period	$11.41		$10.90	$11.09	$12.02	$11.72

Total return(4)	4.99	%(5)	10.69%	1.91%	8.95%	17.20	%(5)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$1,534		$720	$676	$702	$586
Operating expenses:
Before expense reimbursement/waiver	10.85	%(6)	14.71%	15.20%	19.97%	34.14	%(6)
After expense reimbursement/waiver	1.15	%(6)	1.15%	1.15%	1.15%	1.15	%(6)
Net investment income:
After expense reimbursement/waiver	0.80	%(6)	0.72%	0.99%	1.15%	1.67	%(6)
Portfolio turnover rate	106.32	%(5)	77.55%	166.56%	105.20%	69.40	%(5)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      Amount represent less than $0.005 per share.
(3)      The Fund commenced investment operations on March 31, 2009.
(4)      Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)      Non-annualized.
(6)      Annualized.

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	19

Financial Highlights

Dynamic Gold & Precious Metals Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09(2)
	Class I		Class I	Class I	Class I	Class I
Net asset value, beginning of period	$16.90		$19.47	$21.75	$13.15	$10.00

Income (Loss) from Investment Operations:

Net investment loss(1)	(0.07)		(0.18)	(0.23)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments, and foreign currency transactions	(5.32)		(0.24)	(1.93)	9.45	3.22
Total from investment operations	(5.39)		(0.42)	(2.16)	9.24	3.15

Less Distributions:

Dividends from net investment income	(0.87)		(1.10)	(0.04)	(0.54)	-
Distributions from realized capital gains	-		(1.10)	(0.13)	(0.13)	-
Total distributions	(0.87)		(2.20)	(0.17)	(0.67)	-
Redemption fees added to paid-in capital(1)	-		0.05	0.05	0.03	-
Net asset value, end of period	$10.64		$16.90	$19.47	$21.75	$13.15

Total return(3)	(32.90	)%(4)	(1.15)%	(9.88)%	72.84%	31.50	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$31,156		$44,187	$42,792	$19,672	$657
Operating expenses:
Before expense reimbursement/waiver	1.55	%(5)	1.59%	1.56%	6.33%	31.36	%(5)
After expense reimbursement/waiver	1.22	%(5)	1.25%	1.25%	1.25%	1.25	%(5)
Net investment loss:
After expense reimbursement/waiver	(1.07	)%(5)	(1.10)%	(0.97)%	(1.15)%	(1.16	)%(5)
Portfolio turnover rate	25.09	%(4)	75.56%	52.69%	35.60%	5.43	%(4)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      The Fund commenced investment operations on March 31, 2009.
(3)      Total returns may reflect adjustments to conform to generally accepted accounting principles.
(4)      Non-annualized.
(5)      Annualized.

See Notes to Financial Statements

20	Dynamic Funds 2013 Semiannual Report

Financial Highlights

Dynamic U.S. Growth Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months
	Ended		For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09(3)
	Class I		Class I	Class I	Class I	Class I
Net asset value, beginning of period	$22.45		$18.83	$16.36	$12.32	$10.00

Income (Loss) from Investment Operations:

Net investment loss(1)	(0.05)		(0.16)	(0.16)	(0.13)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.88)		4.21	2.82	5.80	2.37
Total from investment operations	(0.93)		4.05	2.66	5.67	2.32

Less Distributions:

Dividends from net investment income	-		-	-	(0.23)	-
Distributions from realized capital gains	-		(0.50)	(0.24)	(1.40)	-
Total distributions	-		(0.50)	(0.24)	(1.63)	-
Redemption fees added to paid-in capital(1)	-		0.07	0.05	0.00 (2)	-
Net asset value, end of period	$21.52		$22.45	$18.83	$16.36	$12.32

Total return(4)	(4.14	)%(5)	22.31%	16.54%	49.82%	23.20	%(5)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$45,446		$59,007	$53,332	$10,319	$616
Operating expenses:
Before expense reimbursement/waiver	1.17	%(6)	1.25%	1.32%	6.14%	30.21	%(6)
After expense reimbursement/waiver	0.88	%(6)	0.95%	0.95%	0.95%	0.95	%(6)
Net investment loss:
After expense reimbursement/waiver	(0.50	)%(6)	(0.75)%	(0.80)%	(0.90)%	(0.83	)%(6)
Portfolio turnover rate	199.40	%(5)	323.54%	358.15%	244.38%	205.10	%(5)

(1)         Calculated based on the average number of shares outstanding during the period.
(2)      Amount represent less than $0.005 per share.
(3)      The Fund commenced investment operations on March 31, 2009.
(4)      Total returns may reflect adjustments to conform to generally accepted accounting principles.
(5)      Non-annualized.
(6)      Annualized.

See Notes to Financial Statements

Dynamic Funds 2013 Semiannual Report	21

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.	Organization

The Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund, and Dynamic U.S. Growth Fund (each a “Fund” and collectively the “Funds”) are each a separate series of the DundeeWealth Funds (the “Trust”), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated March 12, 2013. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that fund and are subject to liabilities related thereto. The Funds are authorized to issue an unlimited number of shares and offer three classes of shares: Institutional Shares, Class I Shares and Class II Shares. As of March 31, 2013, Institutional Shares and Class II Shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Dynamic Energy Income Fund which commenced operations on August 14, 2009, and the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund and Dynamic U.S. Growth Fund, which commenced operations on March 31, 2009. The financial statements of the remaining operational series in the Trust are presented in separate documents. The Funds are non-diversified portfolios as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) with the exception of the Dynamic Canadian Equity Income Fund which is a diversified portfolio under the 1940 Act.

The Funds offer separate investment portfolios and have individual investment goals and strategy characteristics as follows:

Dynamic Energy Income Fund - seeks high income generation and long-term growth of capital and will invest, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.

Dynamic Canadian Equity Income Fund - seeks high income and long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada.

Dynamic Contrarian Advantage Fund - seeks long-term capital appreciation and will invest, under normal market conditions, primarily in equity securities of United States of America (“U.S.”), Canadian, and other foreign companies chosen using a value oriented investment approach.

Dynamic Gold & Precious Metals Fund - seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Dynamic U.S. Growth Fund - seeks long-term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.

It is expected that a significant portion of each Fund’s assets will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

As of March 31, 2013, DundeeWealth US, LP (the “Adviser” or “DundeeWealth US”) held approximately 13.32% and 100% of the outstanding shares of the Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund, respectively, with the remaining outstanding shares held predominantly by omnibus or other institutional accounts.

Foreign Issuer Risks

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Concentration Risks

The Dynamic Energy Income Fund will invest 25% or more of its total assets in companies in energy and energy-related industries; and the Dynamic Gold & Precious Metals Fund will invest more than 25% of its net assets in securities issued by companies engaged generally in precious metals activities and in instruments that derive their value from the value of precious metals. Concentrations in a particular industry may cause a Fund to be more sensitive to economic changes or events occurring in those industries.

22	Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Non-Diversification Risks

Funds that are non-diversified portfolios under the 1940 Act will invest in a limited number of issuers. Therefore, the investment performance of these Funds may be more volatile, as they may be more susceptible to risks associated with a single economic, political or regulatory event than funds that invest in a greater number of issuers.

2.      Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates - The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If GCIC US, Ltd.’s (the “Sub-Adviser” or “GCIC”) prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if they had not used such strategies.

Derivative contracts held are not accounted for as hedging instruments under U.S. GAAP.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

Dynamic Funds 2013 Semiannual Report	23

Notes to Financial Statements
(Continued)

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s or GCIC’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds’ exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2013, the Funds had no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds did engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

During the six months ended March 31, 2013, the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, and Dynamic Contrarian Advantage Fund entered into forward foreign exchange contracts with RBC Dominion Securities, and the Dynamic Contrarian Fund entered into forward foreign currency contract with Barclays Capital.

The Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, and Dynamic Contrarian Advantage Fund’s volume of activity in forward foreign currency exchange contracts during the six months ended March 31, 2013 had an average monthly value of approximately $11,703,821, $2,833,661, and $118,653, respectively. Forward foreign currency exchange contracts for the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, and Dynamic Contrarian Advantage Fund at March 31, 2013 are presented within the Schedule of Investments.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2013, the Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund entered into option contracts with Credit Suisse Securities LLC and Merrill Lynch.

The Dynamic Canadian Equity Income Fund and Dynamic Contrarian Advantage Fund’s volume of activity in options contract during the six months ended March 31, 2013 had an average monthly cost while held of approximately $149 and $18,157, respectively. Option positions for the Dynamic Canadian Equity Income Fund at March 31, 2013 are presented within the Schedules of Investments.

The Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, and Dynamic Contrarian Advantage Fund’s volume of activity in written options contracts during the six months ended March 31, 2013 had an average monthly premium amount while held of approximately $11,771, $4,215, and $7,380, respectively. Please refer to Note 8 for option activity during the six months ended March 31, 2013.

24	Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

The following tables present the value of derivatives held as of March 31, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair Values of Derivative Instruments as of March 31, 2013 for the Dynamic Energy Income Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	$5,817
Forward Foreign Currency Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign currency exchange contracts	(77,337)
Total		$(71,520)

Fair Values of Derivative Instruments as of March 31, 2013 for the Dynamic Canadian Equity Income Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts	Liabilities, Call options written	$(3,406)
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	3,054
Forward Foreign Currency Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign currency exchange contracts	(26,057)
Total		$(26,409)

Fair Values of Derivative Instruments as of March 31, 2013 for the Dynamic Contrarian Advantage Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Forward Foreign Currency Exchange Contracts	Assets, Unrealized appreciation on forward foreign currency exchange contracts	$363
Forward Foreign Currency Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign currency exchange contracts	(681)
Total		$(318)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended March 31, 2013, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2013 for the Dynamic Energy Income Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Equity Contracts:
Option Contracts	$17,063	$(342)
Forward Foreign Exchange Contracts	420,703	(11,358)
Total	$437,766	$(11,700)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2013 for the Dynamic Canadian Equity Income Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts:
Options Contracts	$9,828	$(1,889)
Forward Foreign Exchange Contracts	126,709	(8,976)
Total	$136,537	$(10,865)

Dynamic Funds 2013 Semiannual Report 25

Notes to Financial Statements
(Continued)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2013 for the Dynamic Contrarian Advantage Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts:
Option Contracts	$(10,777)	$(7,241)
Forward Foreign Exchange Contracts	1,860	462
Total	$(8,917)	$(6,779)

Foreign Currency Translations - The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses - Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share - The net asset value (“NAV”) per share is the value of that share’s portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 pm Eastern Time).

Distributions to Shareholders - The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually. The Dynamic Energy Income Fund and Dynamic Canadian Equity Income Fund expect to declare and pay distributions, if any, quarterly, however they may declare and pay distributions more or less frequently.

Redemption Fees – The Fund no longer imposes a redemption fee. Prior to February 1, 2012, each Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.	Fair Value Measurements

The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:    Quoted prices in active markets for identical securities

Level 2:    Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:    Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26 Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2013, is as follows:

	Dynamic Energy Income Fund	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Gold & Precious Metals Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Bermuda	$-	$74,553	$-	$-
Canada	24,087,628	7,746,464	194,933	20,581,507
Ireland	-	-	34,946	-
Jersey Channel Islands	-	-	-	471,019
Netherlands	1,550,605	151,896	-	-
United States	16,257,178	978,217	835,752	753,950
Short-term Investments Market Value:	2,244,473	691,344	206,477	1,119,256
Total Level 1 Market Value of Investments	$44,139,884	$9,642,474	$1,272,108	$22,925,732
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$-	$-	$-	$8,256,688
Canada	556,677	53,784	-	-
Germany	-	-	32,857	-
Israel	-	-	32,214	-
Italy	-	-	34,440	-
Netherlands	-	-	91,190	-
Sweden	-	-	32,723	-
Total Level 2 Market Value of Investments	$556,677	$53,784	$223,424	$8,256,688
Level 3: Significant Unobservable Inputs
Warrants Market Value:
Canada	$-	$-	$-	$-
Total Level 3 Market Value of Investments	$-	$-	$-	$-
Total Market Value of Investments	$44,696,561	$9,696,258	$1,495,532	$31,182,420
Level 2: Other Significant Observable Inputs

ASSETS:
Other Financial Instruments Unrealized Appreciation:*
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	$5,817	$3,054	$363	$-
Other Financial Instruments Market Value:
Equity Risks:
Put Options Purchased	-	-	-	-
Put Options Written	-	-	-	-
LIABILITIES:
Other Financial Instruments Unrealized Depreciation:*
Foreign Currency Exchange Risks:
Forward Foreign Currency Exchange Contracts	(77,337)	(26,057)	(681)	-
Other Financial Instruments Market Value:
Equity Risks:
Call Options Written	-	(3,406)	-	-
Total Other Financial Instruments	$(71,520)	$(26,409)	$(318)	$-

*	Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

Dynamic Funds 2013 Semiannual Report 27

Notes to Financial Statements
(Continued)

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. The Funds did not have significant transfers between Level 1and Level 2 during the six months ended March 31, 2013.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

Dynamic
U.S. Growth
Fund *
Level 1 - Quoted Prices	$46,148,363
Total Market Value of Investments	$46,148,363

*	Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and BNY Mellon Money Market Account as disclosed in the Schedule of Investments.

There were no Level 3 investments held at March 31, 2013 or September 30, 2012 for Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund and Dynamic U.S. Growth Fund.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value for the Dynamic Gold and Precious Metals Fund:

Dynamic Gold and Precious Metals Fund	Balance as of 9/30/12	Realized gain/(loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales/ Expirations	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 3/31/13	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 3/31/13†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Warrants:
Canada	$0	$-	$-	$-	$0	$-	$-	$0	$-
Total Warrants	0	-	-	-	0	-	-	0	-
TOTAL INVESTMENTS IN SECURITIES	$0	$-	$-	$-	$0	$-	$-	$0	$-
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

The Funds use recognized industry pricing services – approved by the Board of Trustees of the Trust (the “Board”) and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are be provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

28 Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

DundeeWealth US reports quarterly to the Board with respect to fair valuation events.

4.	Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the implications of ASU 2011-11 and its impact has not been determined.

5.	Investment Advisory Fees and Other Transactions

The Funds have entered into an investment management agreement (the “Advisory Agreement”) with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Funds.

As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over GCIC and is responsible for the investment performance of the Funds. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ total annual operating expenses from exceeding the expense caps shown below for the Class I shares of the Funds until January 31, 2014 (“Expense Limitation”). The Adviser may recapture any such waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made as long as the Expense Limitations are maintained. The annual investment advisory fee rates paid and the expense caps are as follows:

		Net Total Annual
	Management	Operating
	Fees	Expenses
Dynamic Energy Income Fund	0.90%	1.09%
Dynamic Canadian Equity Income Fund	0.89%	1.09%
Dynamic Contrarian Advantage Fund	0.85%	1.15%
Dynamic Gold & Precious Metals Fund	0.95%	1.20%
Dynamic U.S. Growth Fund	0.65%	0.84%

Sub-advisory fees paid to GCIC under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Funds’ assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and GCIC provide a continuous investment program for the Funds’ portfolios, and oversee the administration of all aspects relating to the Funds’ business and affairs.

For its services as investment sub-adviser to the Funds, GCIC is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Funds and paid monthly. GCIC will be paid 0.45% on the first $150,000,000 and 0.75% on the balance of the average daily net assets for the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, and the Dynamic Gold & Precious Metals Fund. GCIC will be paid 0.35% on the first $150,000,000 and 0.65% on the balance of the average daily net assets for the Dynamic Contrarian Advantage Fund and 0.25% on the first $150,000,000 and 0.55% on the balance of the average daily net assets for the Dynamic U.S. Growth Fund.

For the six months ended March 31, 2013, the Adviser reimbursed the Funds as follows: $63,346 for the Dynamic Energy Income Fund $53,714 for the Dynamic Canadian Equity Income Fund, $46,678 for the Dynamic Contrarian Advantage Fund, $50,330 for the Dynamic Gold & Precious Metals Fund, and $57,069 for the Dynamic U.S. Growth Fund. The balances of recoverable expenses to the Adviser by Fund at March 31, 2013 were $444,574, $385,819, $364,523, $457,517, and $473,441, respectively:

	For the year	For the year	For the year	For the six months
	ended	ended	ended	ended	Balance of
	September 30, 2010,	September 30, 2011,	September 30, 2012,	March 31, 2013,	Recoverable
	expiring	expiring	expiring	expiring	Expenses
	September 30, 2013	September 30, 2014	September 30, 2015	September 30, 2016	to the Adviser
Dynamic Energy Income Fund	$128,725	$124,219	$128,285	$63,346	$444,575
Dynamic Canadian Equity Income Fund	$122,047	$104,420	$105,638	$53,714	$385,819
Dynamic Contrarian Advantage Fund	$121,737	$102,217	$93,891	$46,678	$364,523
Dynamic Gold & Precious Metals Fund	$133,044	$147,745	$126,398	$50,330	$457,517
Dynamic U.S. Growth Fund	$113,588	$161,508	$141,276	$57,069	$473,441

Dynamic Funds 2013 Semiannual Report 29

Notes to Financial Statements
(Continued)

Except for the Chief Compliance Officer, the Trust does not pay any fees to its Officers for their services as such. For the six months ended March 31, 2013, the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, Dynamic Gold & Precious Metals Fund, and Dynamic U.S. Growth Fund were allocated $2,859, $646, $72, $3,000, and $4,043 in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

During the six months ended March 31, 2013, the Dynamic Energy Income Fund, Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund, and Dynamic Gold & Precious Metals Fund paid brokerage commissions on security trades of $4,884, $774, $31, and $4,480, respectively, to Scotia Capital, an affiliate of DundeeWealth US. The Dynamic Gold & Precious Metals Fund paid brokerage commissions on security trades of $9,231 to Dundee Securities, Inc., an affiliate of DundeeWealth US. The Dynamic Energy Income Fund and Dynamic Canadian Equity Income Fund paid brokerage commissions on security trades of $3,268 and $48, respectively to Howard Weil, an affiliate of DundeeWealth US.

6.	Shareholder Servicing Plans

Each of the Funds has adopted a Class I Shareholder Services Plan and a Class II Shareholder Services Plan (together, the “Shareholder Services Plans”). Under the Shareholder Services Plans, the Funds may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding (i) ten basis points (0.10%) of each of the Fund’s average daily net assets attributable to Class I Shares and (ii) twenty-five basis points (0.25%) of each of the Fund’s average daily net assets attributable to Class II Shares.

7.	Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month for each Fund. Pursuant to a general release and payment agreement, BNYMIS agreed to a reduction of its transfer agency fees through December 30, 2013 in consideration of the Trust’s agreement to release BNYMIS from certain potential claims relating to the misallocation of short-term trading redemption credits among the Funds.

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Bank of New York Mellon Corporation acts as custodian (the “Custodian”) of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

8.	Distributions To Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2012 was as follows:

		Dynamic	Dynamic
	Dynamic	Canadian	Contrarian	Dynamic	Dynamic
	Energy	Equity	Advantage	Gold & Precious	U.S. Growth
	Income Fund	Income Fund	Fund	Metals Fund	Fund
Distribution paid from:
Ordinary Income (inclusive of short-term capital gains)	$908,714	$122,147	$-	$3,397,895	$1,229,248
Net long-term capital gains	417,747	84,722	$76,809	198,725	-
Total distributions paid	$1,326,461	$206,869	$76,809	$3,596,620	$1,229,248

9.	Investment Transactions

Investment transactions for the six months ended March 31, 2013, excluding temporary short-term investments for the Fund, were as follows:

	Purchases	Sales
Dynamic Energy Income Fund	$34,028,734	$14,144,898
Dynamic Canadian Equity Income Fund	3,987,415	1,271,539
Dynamic Contrarian Advantage Fund	1,485,093	909,217
Dynamic Gold & Precious Metals Fund	14,650,194	9,095,107
Dynamic U.S. Growth Fund	100,404,638	109,936,346

30 Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Written options activity for the Funds listed below for the six months ended March 31, 2013 was as follows:

	Dynamic Canadian Equity		Dynamic Contrarian		Dynamic Energy
	Income Fund		Advantage Fund		Income Fund
	Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums
Options outstanding at September 30, 2012	79	$5,340	14	$7,380	84	$3,853
Options written	268	19,691	-	-	1,167	56,738
Options expired	(320)	(23,231)	(14)	(7,380)	(1,251)	(60,591)
Options outstanding at March 31, 2013	27	$1,800	-	$-	-	$-

10.	Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of their taxable income, including any realized gain on investments, to their shareholders. In addition, by distributing in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

At September 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Funds will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2012:

Expiring in Fiscal Year	Dynamic Energy Income Fund	Dynamic Canadian Equity Income Fund	Dynamic Contrarian Advantage Fund	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund
Short-Term (Post-Effective With No Expiration)	$-	$11,213	$9,506	$18,148	$736,913
Long-Term (Post-Effective With No Expiration)	-	10,014	1,422	-	-

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statements of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2012, the Funds did not incur any income tax, interest, or penalties. As of September 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

11.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

12.	Board Considerations Regarding Advisory Agreement and Sub-Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not "interested persons” of the Trust (“Independent Trustees”), unanimously approved (i) the Advisory Agreement and (ii) the Sub-Advisory Agreement (together, the “Agreements”) at a meeting held on March 12, 2013.

In determining whether to approve the Agreements, the Board exercised its business judgment and considered information about DundeeWealth US, GCIC and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

Dynamic Funds 2013 Semiannual Report	31

Notes to Financial Statements
(Continued)

(1) The Nature, Extent and Quality of Services Provided to the Funds

The Board considered the scope and quality of services provided by DundeeWealth US and GCIC, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees considered that while the day-to-day investment management activities of the Funds will be performed by GCIC, DundeeWealth US will be responsible for continuously reviewing, supervising and administering each Fund’s investment program. The Trustees considered the specific services to be provided to the Funds by both DundeeWealth US and GCIC. The Trustees noted that, in addition to managing the investment program of the Funds, DundeeWealth US and GCIC provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that DundeeWealth US pays for all compensation of officers of the Trust that are also employees of DundeeWealth US, with the exception of a portion of the compensation of the Chief Compliance Officer of the Trust, which is paid by the Trust.

(2) Investment Performance of the Funds

The Trustees considered the investment experience of DundeeWealth US and GCIC. The Trustees considered the performance of each Fund as well as historical performance of other accounts managed by GCIC using investment strategies substantially similar to those of the Funds. The Trustees reviewed the performance information supplied in a report as of December 31, 2012 prepared on behalf of the Funds by Morningstar Associates, LLC and how the Funds ranked versus their respective Morningstar Peer Groups over various time periods. With respect to the Funds’ performance relative to their Morningstar Peer Groups, the Board considered that (i) the Dynamic Energy Income Fund ranked in the fourth and second quartiles on a one and three year basis, respectively, (ii) the Dynamic Canadian Equity Income Fund ranked in the fourth and first quartiles on a one and three year basis, respectively, (iii) the Dynamic Contrarian Advantage Fund ranked in the fourth percentile on a one and three year basis, (iv) the Dynamic Gold & Precious Metals Fund ranked in the second and first quartiles on a one and three year basis, respectively, and (v) the Dynamic U.S. Growth Fund ranked in the fourth and first quartiles on a one and three year basis, respectively, with the first quartile being the best and the fourth quartile being the worst. The Trustees also considered the materials they had received from DundeeWealth US during the past year concerning performance.

(3) Cost of Services Provided and Profits Realized by DundeeWealth US and GCIC

In connection with the Trustees’ consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Funds, the Board reviewed each Fund’s advisory fee and net and gross expense ratios in comparison to the Fund’s relevant Morningstar Peer Group. The Board considered each Fund’s overall gross expense ratios and net expense ratios, in light of DundeeWealth US’ Expense Limitation Agreement, versus each Fund’s respective Morningstar Peer Group.

The information provided to the Board indicated that each of the Dynamic Contrarian Advantage Fund and Dynamic U.S. Growth Fund, has a gross advisory fee that ranks in the second quartile within their respective Morningstar Peer Groups, each of the Dynamic Canadian Equity Fund and Dynamic Energy Income Fund has a gross advisory fee that ranks in the third quartile within their respective Morningstar Peer Groups and the Dynamic Gold & Precious Metals Fund has a gross advisory fee that ranks in the fourth quartile within its Morningstar Peer Group. The Trustees also considered the impact of DundeeWealth US’ Expense Limitation Agreement on the Funds’ overall expenses. It was noted that each of the Dynamic Energy Income Fund and Dynamic U.S. Growth Fund has a net expense ratio that ranks within the first quartile within its respective Morningstar Peer Group, and each of the Dynamic Canadian Equity Income Fund, Dynamic Contrarian Advantage Fund and Dynamic Gold & Precious Metals Fund has a net expense ratio that rank within the second, third and fourth quartile, respectively, within its respective Morningstar Peer Group. It was noted that DundeeWealth US did not manage any institutional separate accounts. The Board considered the Funds’ sub-advisory fee rates as compared to the sub-advisory fee rates of the funds in each Fund’s respective Morningstar Peer Group that charge a sub-adviser fee and fees charged by GCIC for a mutual fund and institutional accounts managed in the same strategies as the Funds. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement is greater as compared to GCIC’s obligations for managing the institutional accounts and that the advisory fees for the institutional accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board also considered the profitability of DundeeWealth US and GCIC. The Trustees discussed the profitability methodology used by DundeeWealth US. It was noted that GCIC did not calculate profitability with respect to the Funds since GCIC currently has a limited number of client relationships in the United States and is actively building its United States distribution initiative through its affiliated relationship with DundeeWealth US. The Board noted that GCIC’s fees are paid entirely by DundeeWealth US so that no additional expenses are borne by shareholders for the engagement of GCIC.

(4) Economies of Scale and Fee Levels Reflecting Those Economies

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds’ assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. It was noted that DundeeWealth US anticipates that the Funds will realize economies of scale as assets levels grow, subject to DundeeWealth US’ right to recapture its prior waived fees or reimbursed expenses relating to the Funds under its Expense Limitation Agreement with the Funds. The Trustees also considered the duration of the current Expense Limitation Agreement, which expires on January 31, 2014 for the Funds. The Trustees noted that during 2012, DundeeWealth US realized some management fees after necessary waivers/reimbursements in connection with the Expense Limitation Agreement with respect to the Dynamic Energy Income, Dynamic Gold & Precious Metals and Dynamic U.S. Growth Funds.

32	Dynamic Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

(5) Other Benefits to DundeeWealth US and GCIC

In addition to the above factors, the Trustees also discussed other benefits received by DundeeWealth US and GCIC from their management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. Management explained that certain fall-out benefits could ultimately accrue to The Bank of Nova Scotia, an affiliate of DundeeWealth US, such as increased product for various distribution channels. The Board concluded that advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, and separately all of the Independent Trustees, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that DundeeWealth US and GCIC would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

13.	Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Dynamic Funds 2013 Semiannual Report	33

Additional Fund Information

March 31, 2013
(Unaudited)

Proxy Voting Information

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Funds’ Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Funds’ website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30, 2012 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Funds’ complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.  The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dynamic Funds 2013 Semiannual Report

Semiannual Report

March 31, 2013

JOHCM Emerging Markets Opportunities Fund JOHCM International Select Fund JOHCM Global Equity Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

8	Financial Statements

19	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds’ current prospectus.

Shares of the Funds are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the Funds, can be obtained by calling 1-888-572-0968. Read the prospectus carefully before investing.

JOHCM Funds 2013 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2012 to March 31, 2013 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, and JOHCM Global Equity Fund (each a “Fund” and collectively the “Funds”), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During the Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no sales charges, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During the Period
	10/01/12	3/31/13	Ratio(1)	10/01/12 to 3/31/13(2)
JOHCM Emerging Markets Opportunities Fund (3)
Actual Fund Return
Institutional Class	$1,000.00	$1,036.12	1.29%	$4.71
Class I	$1,000.00	$1,036.12	1.39%	$5.08
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.50	1.29%	$4.67
Class I	$1,000.00	$1,018.30	1.39%	$5.03
JOHCM International Select Fund
Actual Fund Return
Class I	$1,000.00	$1,154.57	1.09%	$5.86
Class II	$1,000.00	$1,153.86	1.34%	$7.20
Hypothetical 5% Return
Class I	$1,000.00	$1,019.50	1.09%	$5.49
Class II	$1,000.00	$1,018.25	1.34%	$6.74
JOHCM Global Equity Fund (4)
Actual Fund Return
Institutional Class	$1,000.00	$1,218.40	1.08%	$0.33
Class I	$1,000.00	$1,218.40	1.18%	$0.36
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.55	1.08%	$0.30
Class I	$1,000.00	$1,024.93	1.18%	$0.33

(1)	Annualized, based on the Funds’ expenses for the period after fee waivers and/or expense reimbursements.
(2)	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.
(3)	The Fund commenced investment operations on November 21, 2012. Account values and expense ratios for the Actual Fund Return are calculated from November 21, 2012 through March 31, 2013.
(4)	The Fund commenced investment operations on March 22, 2013. Account values and expense ratios for the Actual Fund Return are calculated from March 22, 2013 through March 31, 2013.

JOHCM Funds 2013 Semiannual Report	1

Schedule of Investments

JOHCM Emerging Markets Opportunities Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

COMMON STOCKS - 87.2%
Argentina - 0.2%
MercadoLibre, Inc.	25	$2,414

Brazil - 5.8%
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	755	40,226
Localiza Rent a Car SA	2,100	37,724
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	600	11,512
		89,462

Canada - 1.3%
Yamana Gold, Inc.	1,300	19,955

China - 19.6%
Baidu, Inc., ADR *	207	18,154
China Construction Bank Corp., Class H †	49,000	40,132
China Merchants Bank Co., Ltd., Class H †	12,600	26,780
China Shenhua Energy Co., Ltd., Class H †	9,400	34,077
CNOOC, Ltd., ADR	236	45,194
ENN Energy Holdings, Ltd. †	5,000	27,730
Golden Eagle Retail Group, Ltd. †	10,000	18,092
Hengan International Group Co., Ltd. †	1,600	15,678
Industrial & Commercial Bank of China, Ltd., Class H †	60,000	42,162
Lenovo Group, Ltd. †	33,000	32,909
		300,908

Columbia - 2.2%
Pacific Rubiales Energy Corp.	1,584	33,431

Cyprus - 1.5%
Globaltrans Investment PLC, GDR	1,500	23,670

Hong Kong - 6.1%
China Mobile, Ltd., ADR	788	41,867
China Overseas Land & Investment, Ltd. †	12,000	33,216
Xinyi Glass Holdings, Ltd. †	27,000	19,093
		94,176

India - 4.9%
HDFC Bank, Ltd., ADR	1,142	42,734
ICICI Bank, Ltd., ADR	777	33,333
		76,067

	Number	Market
	of Shares	Value

Jersey Channel Islands - 2.1%
Randgold Resources, Ltd. †	369	$31,776

Korea - 14.6%
Hyundai Motor Co. †	26	5,235
Hyundai Motor Co., GDR *	993	34,765
LG Corp. †	332	19,353
NHN Corp. †	32	7,745
Samsung Electronics Co., Ltd. †	7	9,534
Samsung Electronics Co., Ltd., GDR	93	62,496
Samsung Electronics Co., Ltd., Preference †	68	53,194
Youngone Corp. †	860	32,896
		225,218

Malaysia - 4.7%
AMMB Holdings Bhd †	14,000	29,549
Gamuda Bhd †	19,100	25,489
Genting Bhd †	5,200	16,871
		71,909

Russia - 6.4%
Pharmstandard OJSC, GDR *	1,542	31,842
Sberbank of Russia, ADR	2,432	31,178
Yandex NV, Class A *	1,500	34,680
		97,700

South Africa - 6.2%
MTN Group, Ltd. †	2,193	38,511
Naspers, Ltd. †	918	57,188
		95,699

Taiwan - 4.4%
Asustek Computer, Inc. †	1,000	11,912
Novatek Microelectronics Corp. †	2,000	8,766
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,754	47,341
		68,019

Thailand - 3.9%
Advanced Info Service PCL	3,100	25,030
PTT Exploration & Production PCL	5,900	29,980
PTT PCL	400	4,436
		59,446

United Kingdom - 1.6%
Centamin PLC * †	33,606	25,281

2	JOHCM Funds 2013 Semiannual Report

Schedule of Investments
(Continued)

JOHCM Emerging Markets Opportunities Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

United States - 1.7%
iShares MSCI South Korea Capped Index Fund	445	$26,446

Total Common Stocks (Cost $1,319,928)		1,341,577

WARRANTS - 6.4%
Bermuda - 1.8%
Tata Consultancy Services, Ltd., Expire 05/26/15 * †	980	28,413

India - 4.6%
Exide Industries, Ltd., Expire 06/30/15 * †	12,312	29,325
Hero Honda Motorcorp, Ltd., Expire 06/09/15 * †	660	18,725
Petronet LNG, Ltd., Expire 05/20/15 * †	9,037	22,530
		70,580

Total Warrants (Cost $107,224)		98,993

	Principal
	Amount

SHORT-TERM INVESTMENTS - 3.9%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$60,683	60,683
Total Short-Term Investments (Cost $60,683)		60,683
Total Investments - 97.5% (Cost $1,487,835)***		1,501,253
Other Assets Less Liabilities - 2.5%		37,901

NET ASSETS - 100.0%		$1,539,154

†	Fair valued security. The aggregate value of fair valued securities is $821,608 comprising 53.38% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $1,487,835 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$71,225
Gross unrealized depreciation	(57,807)
Net unrealized appreciation	$13,418

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	20.6%
Financials	18.1
Consumer Discretionary	13.2
Energy	9.6
Industrials	9.6
Telecommunication Services	6.8
Materials	5.0
Consumer Staples	3.6
Utilities	3.3
Health Care	2.1
Exchange-Traded Funds	1.7
Short-Term Investments and other	6.4
100.0%

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	3

Schedule of Investments

JOHCM International Select Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

COMMON STOCKS - 93.8%
Canada - 2.4%
Valeant Pharmaceuticals International, Inc. *	118,679	$8,909,249

China - 2.3%
Tencent Holdings, Ltd. †	259,100	8,251,342

Germany - 21.7%
Adidas AG †	88,064	9,143,963
Brenntag AG †	58,757	9,176,463
Dialog Semiconductor PLC * †	22,414	297,593
GEA Group AG †	251,494	8,295,548
Henkel AG & Co. KGaA †	109,395	8,638,347
Hugo Boss AG * †	76,717	8,597,158
Kabel Deutschland Holding AG †	96,211	8,871,634
SAP AG †	104,638	8,385,664
Symrise AG †	212,157	8,406,890
Wirecard AG †	322,127	8,893,750
		78,707,010

Hong Kong - 4.7%
First Pacific Co., Ltd. †	6,546,900	8,892,094
Jardine Matheson Holdings, Ltd. †	125,600	8,186,625
		17,078,719
Indonesia - 2.3%
PT Bank Rakyat Indonesia Persero Tbk †	9,326,378	8,418,184

Ireland - 2.4%
Experian PLC †	493,376	8,580,444

Italy - 4.7%
Exor SpA †	299,324	8,388,790
Tod’s SpA †	60,290	8,651,647
		17,040,437

Japan - 15.5%
Dena Co., Ltd. †	341,798	9,311,691
Japan Exchange Group, Inc. †	109,796	10,232,206
Japan Securities Finance Co., Ltd. †	1,150,722	8,884,965
Softbank Corp. †	206,507	9,515,855
Sumitomo Mitsui Trust Holdings, Inc. †	1,933,000	9,194,453
Sysmex Corp. †	150,390	9,164,385
		56,303,555

Netherlands - 7.4%
Chicago Bridge & Iron Co. NV	150,546	9,348,907
LyondellBasell Industries NV, Class A	136,258	8,623,769
NXP Semiconductors NV *	292,483	8,850,536
		26,823,212

Qatar - 2.6%
Industries Qatar QSC †	212,952	9,407,890

	Number	Market
	of Shares	Value

Singapore - 4.6%
Avago Technologies, Ltd.	247,701	$8,897,420
Keppel Corp., Ltd. †	854,000	7,726,810
		16,624,230

Sweden - 2.3%
Hexagon AB, Class B †	309,330	8,436,639

Switzerland - 6.8%
Credit Suisse Group AG †	308,962	8,153,956
Givaudan SA †	6,750	8,293,947
UBS AG †	547,469	8,407,575
		24,855,478

United Kingdom - 11.7%
3i Group PLC †	1,702,697	8,214,233
Barclays PLC †	1,893,218	8,390,749
Intermediate Capital Group PLC †	1,375,045	8,848,928
The Sage Group PLC †	1,683,161	8,790,814
WPP PLC †	505,560	8,086,313
		42,331,037

United States - 2.4%
Virgin Media, Inc.	175,099	8,574,598

Total Common Stocks (Cost $283,078,031)		340,342,024

WARRANTS - 2.1%
Bermuda - 2.1%
Zee Entertainment Enterprises. Ltd., Expire 05/03/15 * † ‡	1,946,199	7,535,926

Total Warrants (Cost $8,007,854)		7,535,926

	Principal
	Amount

SHORT-TERM INVESTMENTS - 3.1%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$11,304,891	11,304,891
Total Short-Term Investments (Cost $11,304,891)		11,304,891
Total Investments - 99.0% (Cost $302,390,776)***		359,182,841
Other Assets Less Liabilities - 1.0%		3,621,471
NET ASSETS - 100.0%		$362,804,312

4	JOHCM Funds 2013 Semiannual Report

Schedule of Investments
(Continued)

JOHCM International Select Fund
March 31, 2013 (Unaudited)

†	Fair valued security. The aggregate value of fair valued securities is $294,673,471 comprising 81.22% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
‡	Security is deemed an illiquid security under procedures approved by the Board of Trustees.
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $303,053,765 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$61,018,376
Gross unrealized depreciation	(4,889,300)
Net unrealized appreciation	$56,129,076

Sector Allocation (Unaudited)	% of Net Assets
Financials	26.5%
Information Technology	19.3
Industrials	16.7
Consumer Discretionary	16.4
Materials	7.0
Health Care	5.0
Telecommunication Services	2.6
Consumer Staples	2.4
Short-Term Investments and other	4.1
100.0%

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	5

Schedule of Investments

JOHCM Global Equity Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

COMMON STOCKS - 97.5%
Brazil - 2.5%
BR Malls Participacoes SA	3,985	$49,873

Canada - 2.4%
Valeant Pharmaceuticals International, Inc. *	660	49,513

China - 2.4%
Tencent Holdings, Ltd. †	1,498	47,706

Germany - 7.3%
Adidas AG †	482	50,048
Hugo Boss AG * †	449	50,316
SAP AG †	599	48,004
		148,368

Hong Kong - 2.4%
Jardine Matheson Holdings, Ltd. †	755	49,211

Indonesia - 2.4%
PT Bank Rakyat Indonesia Persero Tbk †	54,285	48,999

Ireland - 2.4%
Experian PLC †	2,837	49,339

Japan - 7.9%
Dena Co., Ltd. †	1,900	51,762
Japan Exchange Group, Inc. †	567	52,840
Softbank Corp. †	1,203	55,434
		160,036

Netherlands - 7.4%
Chicago Bridge & Iron Co. NV	848	52,661
LyondellBasell Industries NV, Class A	748	47,341
NXP Semiconductors NV *	1,636	49,505
		149,507

Singapore - 4.8%
Avago Technologies, Ltd.	1,369	49,174
Keppel Corp., Ltd. †	5,323	48,161
		97,335

Sweden - 2.4%
Hexagon AB, Class B †	1,813	49,448

Switzerland - 4.7%
Givaudan SA †	38	46,692
UBS AG †	3,147	48,329
		95,021

	Number	Market
	of Shares	Value

Taiwan - 2.5%
MediaTek, Inc. †	4,371	$49,816

Thailand - 2.4%
CP ALL PCL	30,888	48,336

United Kingdom - 4.8%
Barclays PLC †	10,882	48,229
WPP PLC †	3,010	48,144
		96,373

United States - 38.8%
Apollo Global Management LLC,
Class A	2,176	47,089
Blackstone Group LP	2,407	47,610
Chart Industries, Inc. *	616	49,286
eBay, Inc. *	922	49,991
Franklin Resources, Inc.	329	49,617
Google, Inc., Class A *	60	47,642
KKR & Co. LP	2,545	49,169
Maxim Integrated Products, Inc.	1,524	49,759
Oracle Corp.	1,484	47,993
Sourcefire, Inc. *	845	50,049
Stanley Black & Decker, Inc.	596	48,258
Starbucks Corp.	851	48,473
Stratasys, Ltd. *	687	50,989
Valero Energy Corp.	1,092	49,675
Virgin Media, Inc.	1,040	50,929
Westlake Chemical Corp.	511	47,779
		784,308

Total Common Stocks (Cost $1,951,952)		1,973,189

	Principal
	Amount

SHORT-TERM INVESTMENTS - 2.3%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$46,755	46,755
Total Short-Term Investments (Cost $46,755)		46,755
Total Investments - 99.8% (Cost $1,998,707)***		2,019,944
Other Assets Less Liabilities - 0.2%		3,425
NET ASSETS - 100.0%		$2,023,369

6	JOHCM Funds 2013 Semiannual Report

Schedule of Investments
(Continued)

JOHCM Global Equity Fund
March 31, 2013 (Unaudited)

†	Fair valued security. The aggregate value of fair valued securities is $890,814 comprising 44.03% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.
*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $1,998,707 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,498
Gross unrealized depreciation	(12,261)
Net unrealized appreciation	$21,237

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	31.7%
Financials	21.8
Industrials	14.7
Consumer Discretionary	12.3
Materials	7.0
Telecommunication Services	2.7
Energy	2.5
Consumer Staples	2.4
Health Care	2.4
Short-Term Investments and other	2.5
100.0%

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	7

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

	JOHCM Emerging Markets Opportunities Fund	JOHCM International Select Fund	JOHCM Global Equity Fund
Assets:
Investments, at market value (cost $1,487,835, $302,390,776, and $1,998,707, respectively) (Note 2 and Note 3)	$1,501,253	$359,182,841	$2,019,944
Foreign currency (cost $0, $289,210, and $0, respectively)	-	286,672	-
Receivable from investments sold	6,978	1,625,860	-
Receivable from investment adviser (Note 5)	12,110	-	1,195
Receivable from Fund shares sold	-	2,153,712	-
Dividends receivable	2,613	1,140,469	4,017
Other prepaid expenses	34,627	87,934	-
Total assets	1,557,581	364,477,488	2,025,156

Liabilities:
Payable for Fund shares redeemed	-	1,316,653	-
Investment advisory fees payable (Note 5)	-	254,606	-
Administration and accounting fees payable (Note 7)	3,415	25,878	926
Audit fees payable	1,290	-	95
Chief Compliance Officer fees payable (Note 5)	13	3,580	4
Custodian fees payable (Note 7)	713	36,157	159
Shareholder servicing fees (Note 6)	-	2,816	-
Transfer agent fees payable (Note 7)	11,591	18,223	437
Other accrued expenses	1,405	15,263	166
Total liabilities	18,427	1,673,176	1,787

Net Assets	$1,539,154	$362,804,312	$2,023,369

Net Assets consist of:
Paid-in capital	$1,500,010	$320,181,530	$2,000,010
Accumulated net investment income/(loss)	(2,281)	863,165	3,418
Accumulated distributions in excess of net realized loss on investments and foreign currency transactions	-	(15,034,201)	-
Accumulated net realized gain/(loss) on investments and foreign currency transactions	28,010	-	(1,303)
Net unrealized appreciation on investments	13,418	56,792,065	21,237
Net unrealized appreciation/(depreciation) on foreign currency translations	(3)	1,753	7
Net Assets	$1,539,154	$362,804,312	$2,023,369

See Notes to Financial Statements

8          JOHCM Funds 2013 Semiannual Report

Statement of Assets and Liabilities
(Continued)

March 31, 2013 (Unaudited)

	JOHCM Emerging Markets Opportunities Fund		JOHCM International Select Fund	JOHCM Global Equity Fund
Shares of Beneficial Interest, each at $0.001 par value:

Class I:
Net Assets	$10		$348,211,399	$10
Shares outstanding (Unlimited number of shares authorized)	1		23,227,096	1
Net asset value, offering, and redemption price per share (Note 2)	$10.26	(1)	$14.99	$10.12	(1)

Class II:
Net Assets	$-		$14,592,913	$-
Shares outstanding (Unlimited number of shares authorized)	-		968,426	-
Net asset value, offering, and redemption price per share (Note 2)	$-		$15.07	$-

Institutional Class:
Net Assets	$1,539,144		$-	$2,023,359
Shares outstanding (Unlimited number of shares authorized)	150,000		-	200,000
Net asset value, offering, and redemption price per share (Note 2)	$10.26		$-	$10.12

(1) Calculated NAV may not equal actual NAV shown due to rounding of the net assets.

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report         9

Statement of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	JOHCM Emerging Markets Opportunities Fund(1)	JOHCM International Select Fund	JOHCM Global Equity Fund(2)
Investment Income:
Dividends (net of foreign withholding taxes of $696, $149,522, and $241, respectively)	$4,974	$2,769,944	$4,010
Interest	-	2,061	-
Total investment income	4,974	2,772,005	4,010

Expenses:
Investment advisory fees (Note 5)	5,905	1,114,688	521
Shareholder servicing fees - Class II (Note 6)	-	17,254	-
Administration and accounting fees (Note 7)	15,110	84,587	926
Audit fees	1,290	19,512	95
Chief Compliance Officer fees (Note 5)	79	19,673	4
Custodian fees (Note 7)	2,377	53,208	159
Insurance expense	69	13,743	-
Legal fees	231	45,982	10
Printing fees	1,692	12,546	34
Registration and filing fees	4,764	23,172	9
Transfer agent fees (Note 7)	21,794	26,700	437
Trustees’ fees and expenses (Note 5)	95	25,349	5
Other	1,894	11,961	108
Subtotal	55,300	1,468,375	2,308
Fees waived and reimbursed by Adviser (Note 5)	(37,845)	(21,698)	(1,716)
Fees waived by Fund’s service provider (Note 7)	(10,200)	-	-
Total net expenses	7,255	1,446,677	592
Net Investment Income/(Loss)	(2,281)	1,325,328	3,418

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investments	30,468	(3,741,910)	-
Net realized loss on foreign currency transactions	(2,458)	(362,189)	(1,303)
Net realized gain (loss) on investments and foreign currency transactions	28,010	(4,104,099)	(1,303)
Net change in unrealized appreciation (depreciation):
on investments	13,418	42,538,894	21,237
on foreign currency translations	(3)	911	7
Net change in unrealized appreciation on investments and foreign currency translations	13,415	42,539,805	21,244

Net Realized and Unrealized Gain on Investments and Foreign Currency	41,425	38,435,706	19,941

Net Increase in Net Assets Resulting from Operations	$39,144	$39,761,034	$23,359

(1)	For the period November 21, 2012, commencement of operations, to March 31, 2013.
(2)	For the period March 22, 2013, commencement of operations, to March 31, 2013.

See Notes to Financial Statements

10          JOHCM Funds 2013 Semiannual Report

Statement of Changes in Net Assets

JOHCM Emerging Markets Opportunities Fund

For the Period
November 21, 2012(1)
to
March 31, 2013
(Unaudited)
Operations:
Net investment loss	$(2,281)
Net realized gain on investments and foreign currency transactions	28,010
Net change in unrealized appreciation on investments and foreign currency translations	13,415
Net Increase in Net Assets Resulting from Operations	39,144

Shares of Beneficial Interest Transactions:
Shares sold
Institutional Class	1,500,000
Class I	10
Net increase in net assets from shares of beneficial interest transactions	1,500,010
Net increase in net assets	1,539,154

Net Assets:
Beginning of period	-
End of period	$1,539,154
Accumulated net investment loss	$(2,281)

Shares of Beneficial Interest Transactions:
Shares sold
Institutional Class	150,000
Class I	1
150,001
Net Increase in shares outstanding	150,001

(1) Commencement of Operations

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	11

Statement of Changes in Net Assets

JOHCM International Select Fund

	For the
	Six Months Ended	For the Year
	March 31, 2013	Ended
	(Unaudited)	September 30, 2012
Operations:
Net investment income	$1,325,328	$1,624,685
Net realized loss on investments and foreign currency transactions	(4,104,099)	(10,122,186)
Net change in unrealized appreciation on investments and foreign currency translations	42,539,805	26,601,030
Net Increase in Net Assets Resulting from Operations	39,761,034	18,103,529

Distributions to Shareholders from:
Net investment income
Class I	(1,371,320)	(686,826)
Class II	(51,217)	(23,280)
	(1,422,537)	(710,106)
Net realized capital gains
Class I	-	(33,129)
Class II	-	(1,567)
	-	(34,696)
Total distributions to shareholders	(1,422,537)	(744,802)

Shares of Beneficial Interest Transactions:
Shares sold
Class I	142,165,764	122,887,591
Class II	998,724	10,881,912
	143,164,488	133,769,503
Shares issued as reinvestment of distributions
Class I	1,097,513	652,260
Class II	51,217	24,847
	1,148,730	677,107
Shares redeemed
Class I	(29,126,164)	(37,296,082)
Class II	(2,209,188)	(1,647,660)
	(31,335,352)	(38,943,742)
Net increase in net assets from shares of beneficial interest transactions	112,977,866	95,502,868

Redemption fees*	-	9,556
Net increase in net assets	151,316,363	112,871,151
Net Assets:
Beginning of period	211,487,949	98,616,798
End of period	$362,804,312	$211,487,949
Accumulated net investment income	$863,165	$960,374

*Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

12	JOHCM Funds 2013 Semiannual Report

Statement of Changes in Net Assets
(Continued)

JOHCM International Select Fund

	For the
	Six Months Ended	For the Year
	March 31, 2013	Ended
	(Unaudited)	September 30, 2012
Shares of Beneficial Interest Transactions:
Shares sold
Class I	10,159,540	9,748,035
Class II	72,246	814,936
	10,231,786	10,562,971
Shares issued as reinvestment of distributions
Class I	82,520	55,988
Class II	3,828	2,120
	86,348	58,108
Shares redeemed
Class I	(2,155,338)	(3,125,484)
Class II	(159,809)	(131,888)
	(2,315,147)	(3,257,372)
Net Increase in shares outstanding	8,002,987	7,363,707

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	13

Statement of Changes in Net Assets

JOHCM Global Equity Fund

For the Period
March 22, 2013(1)
to
March 31, 2013
(Unaudited)
Operations:
Net investment income	$3,418
Net realized loss on investments and foreign currency transactions	(1,303)
Net change in unrealized appreciation on investments and foreign currency translations	21,244
Net Increase in Net Assets Resulting from Operations	23,359

Shares of Beneficial Interest Transactions:
Shares sold
Institutional Class	2,000,000
Class I	10
Net increase in net assets from shares of beneficial interest transactions	2,000,010
Net increase in net assets	2,023,369
Net Assets:
Beginning of period	-
End of period	$2,023,369
Accumulated net investment income	$3,418

Shares of Beneficial Interest Transactions:
Shares sold
Institutional Class	200,000
Class I	1
200,001
Net Increase in shares outstanding	200,001

(1) Commencement of Operations

See Notes to Financial Statements

14	JOHCM Funds 2013 Semiannual Report

Financial Highlights

JOHCM Emerging Markets Opportunities Fund
For a Fund Share Outstanding Throughout Each Period

	For the		For the
	Period Ended		Period Ended
	March 31, 2013(1)		March 31, 2013(1)
	(Unaudited)		(Unaudited)
	Institutional Class		Class I
Net asset value, beginning of period	$10.00		$10.00

Income from Investment Operations:

Net investment loss (2)	(0.02)		(0.03)
Net realized and unrealized gain on investments and foreign currency transactions	0.28		0.29
Total from investment operations	0.26		0.26

Net asset value, end of period	$10.26		$10.26

Total return	2.60	%(4)	2.60	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$1,539		$-
Operating expenses:
Before expense reimbursement/waiver	9.83	%(5)	9.93	%(5)
After expense reimbursement/waiver	1.29	%(5)	1.39	%(5)
Net investment income:
After expense reimbursement/waiver	(0.41	)%(5)	(0.80	)%(5)
Portfolio turnover rate(3)	30.66	%(4)	30.66	%(4)

(1)      Commenced operations on November 21, 2012.
(2)      Calculated based on the average number of shares outstanding during the period.
(3)      Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(4)      Non-annualized.
(5)      Annualized.

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	15

Financial Highlights

JOHCM International Select Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the	For the
	3/31/13		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		9/30/12		9/30/11	9/30/10	9/30/09 (6)
	Class I		Class I		Class I	Class I	Class I

Net asset value, beginning of period	$13.06		$11.17		$12.08	$10.50	$10.00

Income from Investment Operations:

Net investment income (1)	0.07		0.14		0.11	0.15	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.94		1.84		(0.92)	1.44	0.46
Total from investment operations	2.01		1.98		(0.81)	1.59	0.50

Distributions:

Dividends from net investment income	(0.08)		(0.09)		(0.07)	(0.01)	-
Distributions from realized capital gains	-		(0.00	) (3)	(0.03)	-	-
Total distributions	(0.08)		(0.09)		(0.10)	(0.01)	-

Redemption fees added to paid-in capital(1)	-		0.00	(3)	0.00 (3)	0.00 (3)	-

Net asset value, end of period	$14.99		$13.06		$11.17	$12.08	$10.50

Total return	15.46	%(4)	17.87%		(6.86)%	15.18%	5.00	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$348,211		$197,691		$94,501	$34,051	$13,080
Operating expenses:
Before expense reimbursement/waiver	1.11	%(5)	1.26%		1.42%	2.40%	4.19	%(5)
After expense reimbursement/waiver	1.09	%(5)	1.09%		1.09%	1.09%	1.09	%(5)
Net investment income:
After expense reimbursement/waiver	1.03	%(5)	1.10%		0.84%	1.43%	2.19	%(5)
Portfolio turnover rate(2)	27.16	%(4)	50.69%		83.25%	79.52%	41.71	%(4)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(3)      Amount represents less than $0.005 per share.
(4)      Non-annualized.
(5)      Annualized.
(6)      Class I Shares commenced investment operations on July 29, 2009.

See Notes to Financial Statements

16	JOHCM Funds 2013 Semiannual Report

Financial Highlights
(Continued)

JOHCM International Select Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months Ended		For the		For the	For the
	3/31/13		Year Ended		Year Ended	Period Ended
	(Unaudited)		9/30/12		9/30/11	9/30/10 (6)
	Class II		Class II		Class II	Class II

Net asset value, beginning of period	$13.11		$11.22		$12.07	$11.12

Income from Investment Operations:

Net investment income(1)	0.04		0.14		0.07	0.11

Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.97		1.81		(0.89)	0.84
Total from investment operations	2.01		1.95		(0.82)	0.95

Distributions:

Dividends from net investment income	(0.05)		(0.06)		-	-
Distributions from realized capital gains	-		(0.00	)(3)	(0.03)	-
Total distributions	(0.05)		(0.06)		(0.03)	-

Redemption fees added to paid-in capital(1)	-		0.00	(3)	0.00 (3)	0.00	(3)

Net asset value, end of period	$15.07		$13.11		$11.22	$12.07

Total return	15.39	%(4)	17.53%		(6.85)%	8.54	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$14,593		$13,797		$4,116	$2,631
Operating expenses:
Before expense reimbursement/waiver	1.36	%(5)	1.51%		1.67%	2.65	%(5)
After expense reimbursement/waiver	1.34	%(5)	1.34%		1.34%	1.34	%(5)
Net investment income:
After expense reimbursement/waiver	0.61	%(5)	1.12%		0.54%	2.12	%(5)
Portfolio turnover rate(2)	27.16	%(4)	50.69%		83.25%	79.52	%(4)

(1)      Calculated based on the average number of shares outstanding during the period.
(2)      Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(3)      Amount represents less than $0.005 per share.
(4)      Non-annualized.
(5)      Annualized.
(6)      Class II Shares commenced investment operations on March 31, 2010.

See Notes to Financial Statements

JOHCM Funds 2013 Semiannual Report	17

Financial Highlights

JOHCM Global Equity Fund
For a Fund Share Outstanding Throughout Each Period

	For the		For the
	Period Ended		Period Ended
	March 31, 2013(1)		March 31, 2013(1)
	(Unaudited)		(Unaudited)
	Institutional Class		Class I
Net asset value, beginning of period	$10.00		$10.00

Income from Investment Operations:

Net investment income (2)	0.02		0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.10		0.09
Total from investment operations	0.12		0.12

Net asset value, end of period	$10.12		$10.12

Total return	1.20	%(4)	1.20	%(4)

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$2,023		$-
Operating expenses:
Before expense reimbursement/waiver	4.21	%(5)	4.31	%(5)
After expense reimbursement/waiver	1.08	%(5)	1.18	%(5)
Net investment income:
After expense reimbursement/waiver	6.23	%(5)	10.94	%(5)
Portfolio turnover rate(3)	-	%(4)	-	%(4)

(1)      Commenced operations on March 22, 2013.
(2)      Calculated based on the average number of shares outstanding during the period.
(3)      Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(4)      Non-annualized.
(5)      Annualized.

See Notes to Financial Statements

18	JOHCM Funds 2013 Semiannual Report

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.	Organization

The JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, and JOHCM Global Equity Fund (each a “Fund” and collectively the “Funds”) are each a separate series of the DundeeWealth Funds (the “Trust”), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated March 12, 2013. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Funds are authorized to issue an unlimited number of shares. JOHCM International Select Fund offers two classes of shares: Class I Shares and Class II Shares. JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund offer three classes of shares: Institutional Shares, Class I Shares, and Class II Shares. As of March 31, 2013, Class II Shares of the JOHCM Emerging Markets Opportunities Fund and the JOHCM Global Equity Fund were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the JOHCM Emerging Markets Opportunities Fund, whose Institutional Shares and Class I Shares commenced operations on November 21, 2012, JOHCM International Select Fund, whose Class I Shares and Class II Shares commenced operation on July 29, 2009 and March 31, 2010, respectively, and JOHCM Global Equity Fund whose Institutional Shares and Class I Shares commenced operations on March 22, 2013. The financial statements of the remaining series in the Trust are presented in separate documents.

The Funds offer separate investment portfolios and have individual investment goals and strategy characteristics as follows:

JOHCM Emerging Markets Opportunities Fund – seeks long-term capital appreciation and invests, under normal market conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets. The Fund may invest in emerging market companies of any size, including small and mid capitalization companies, in order to achieve its objective.

JOHCM International Select Fund - seeks long-term capital appreciation and invests, under normal market conditions, at least 80% of its assets in securities of companies headquartered outside of the United States of America (“U.S.”). The Fund may invest in foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to meet its objective.

JOHCM Global Equity Fund - seeks long-term capital appreciation and invests, under normal market conditions, at least 80% of its assets in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. The Fund may invest in U.S. and foreign companies of any size, including small and mid-capitalization companies. The Fund normally will invest in at least three countries (one of which may be the U.S.) with at least 40% of its assets invested in countries other than the U.S. The Fund may invest at least 30% of its assets outside the U.S. when market conditions are unfavorable.

It is expected that a significant portion of the Funds’ shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

As of March 31, 2013, JO Hambro Capital Management Ltd. (the “Sub-Adviser” or “JO Hambro”) held approximately 100% of the outstanding shares of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund.

Foreign Issuers Risks

Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

2.	Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

JOHCM Funds 2013 Semiannual Report	19

Notes to Financial Statements
(Continued)

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates - The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If JO Hambro’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

The Funds are subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2013, the Funds had no investments in futures contracts or options on futures.

Forward Foreign Currency Exchange Contracts - The Funds may engage in forward foreign currency exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies.

During the six months ended March 31, 2013, the Funds had no investments in forward foreign currency exchange contracts.

Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Funds may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Funds’ investment objective, except as restricted by the Funds’ investment limitations.

During the six months ended March 31, 2013, the Funds had no investments in options.

Participatory Notes (“P-Notes”) - The Funds may invest in P-notes, which represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The following table presents the value of the P-Notes held in the Funds as of March 31, 2013:

JOHCM Emerging Markets Opportunities Fund

P-Note	Market Value
Exide Industries, Ltd., Expire 06/30/15	$29,325
Hero Motocorp, Ltd., Expire 06/09/15	$18,725
Petronet LNG, Ltd., Expire 05/20/15	$22,530
Tata Consultancy Services, Ltd., Expire 05/26/15	$28,413

JOHCM International Select Fund

P-Note	Market Value
Zee Entertainment Enterprises. Ltd., Expire 05/03/15	$7,535,926

Foreign Currency Translations - The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

20	JOHCM Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses - Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share - The net asset value (“NAV”) per share is the value of that share’s portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 pm Eastern time).

Distributions to Shareholders - The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually.

Redemption Fees - The Funds do not impose a redemption fee. Prior to February 1, 2012, the JOHCM International Select Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.	Fair Value Measurements

The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2013, is as follows:

	JOHCM
	Emerging
	Markets	JOHCM	JOHCM
	Opportunities	International	Global
	Fund	Select Fund	Equity Fund
Level 1: Quoted Prices
Common Stocks Market Value:
Argentina	$2,414	$-	$-
Brazil	89,462	-	49,873
Canada	19,955	8,909,249	49,513
China	63,348	-	-
Columbia	33,431	-	-
Cyprus	23,670	-	-
Hong Kong	41,867	-	-
India	76,067	-	-
Korea	97,261	-	-
Netherlands	-	26,823,212	149,507
Russia	97,700	-	-
Singapore	-	8,897,420	49,174
Taiwan	47,341	-	-
United States	26,446	8,574,598	784,308
Short-term Investments Market Value	60,683	11,304,891	46,755
Total Level 1 Market Value of Investments	$679,645	$64,509,370	$1,129,130

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
China	$237,560	$8,251,342	$47,706
Germany	-	78,707,010	148,368
Hong Kong	52,309	17,078,719	49,211
Indonesia	-	8,418,184	48,999
Ireland	-	8,580,444	49,339
Italy	-	17,040,437	-
Japan	-	56,303,555	160,036
Jersey Channel Islands	31,776	-	-
Korea	127,957	-	-
Malaysia	71,909	-	-
Qatar	-	9,407,890	-
Singapore	-	7,726,810	48,161
South Africa	95,699	-	-
Sweden	-	8,436,639	49,448
Switzerland	-	24,855,478	95,021
Taiwan	20,678	-	49,816
Thailand	59,446	-	48,336
United Kingdom	25,281	42,331,037	96,373
Warrants Market Value:
Bermuda	28,413	7,535,926	-
India	70,580	-	-
Total Level 2 Market Value of Investments	$821,608	$294,673,471	$890,814
Total Market Value of Investments	$1,501,253	$359,182,841	$2,019,944

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. The Funds did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013.

To adjust for the time difference between local market close and the calculation of the NAV, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

JOHCM Funds 2013 Semiannual Report	21

Notes to Financial Statements
(Continued)

There were no Level 3 investments held at March 31, 2013 or September 30, 2012 for JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, and JOHCM Global Equity Fund.

Additional Information to Evaluate Quantitative Information

The Funds use recognized industry pricing services – approved by the Board of Trustees of the Trust (the “Board”) and unaffiliated with DundeeWealth US, LP (“DundeeWealth US” or the “Adviser”) – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Funds calculate the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

DundeeWealth US reports quarterly to the Board with respect to fair valuation events.

4.	Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not been determined.

5.	Investment Advisory Fees and Other Transactions

The Funds have entered into an investment management agreement (the “Advisory Agreement”) with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Funds. As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over JO Hambro, as sub-adviser to the Funds, and is responsible for the investment performance of the Funds. DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ total annual operating expenses from exceeding the following limits until January 31, 2014, with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund and March 31, 2014 with respect to the JOHCM Global Equity Fund (“Expense Limitation”). DundeeWealth US may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made, as long as the Expense Limitation is maintained. The annual investment advisory fee paid and the expense caps are as follows:

		Net Total Annual
	Management	Operating
	Fees	Expenses
JOHCM Emerging Markets Opportunities Fund
Institutional Shares	1.05%	1.29%
Class I	1.05%	1.39%

JOHCM International Select Fund
Class I	0.85%	1.09%
Class II	0.85%	1.34%

JOHCM Global Equity Fund
Institutional Shares	0.95%	1.08%
Class I	0.95%	1.18%

22	JOHCM Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

DundeeWealth US has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with JO Hambro, pursuant to which JO Hambro serves as sub-adviser to the Funds. Sub-advisory fees paid to JO Hambro under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Funds’ assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and JO Hambro provide a continuous investment program for the Funds’ portfolios, and oversee the administration of all aspects relating to the Funds’ business and affairs.

For its services as investment sub-adviser to the Funds, JO Hambro is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Funds and paid monthly as set forth below:

Fund	Sub-Advisory Fee
JOHCM Emerging Markets Opportunities Fund	0.70% of assets on the first $100 million
0.75% of assets on the next $150 million
0.80% of assets on the balance
JOHCM International Select Fund	0.40% of assets on the first $30 million
0.58% of assets on the next $70 million
0.64% of assets on the balance
JOHCM Global Equity Fund	0.55% of assets on the first $100 million
0.675% of assets on the next $200 million
0.80% of assets on the balance

DundeeWealth US may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement is made, as long as the Expense Limitation is maintained. For the six months ended March 31, 2013, DundeeWealth US reimbursed the Funds as follows: $37,845 for the JOHCM Emerging Markets Opportunities Fund, $21,698 for the JOHCM International Select Fund, and $1,716 for the JOHCM Global Equity Fund. The balances of recoverable expenses to DundeeWealth US by the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Select Fund and the JOHCM Global Equity Fund at March 31, 2013 were $37,845, $867,572, and $1,716, respectively.

		JOHCM
		Emerging	JOHCM	JOHCM
		Markets	International	Global
		Opportunities	Select	Equity
For the:	Expiring	Fund	Fund	Fund
Year ended September 30, 2010	September 30, 2013	-	$301,521	-
Year ended September 30, 2011	September 30, 2014	-	297,813	-
Year ended September 30, 2012	September 30, 2015	-	246,540	-
Six months ended March 31, 2013	September 30, 2016	$37,845	21,698	$1,716
Balances of Recoverable Expenses to the Adviser		$37,845	$867,572	$1,716

Except for the Chief Compliance Officer, the Trust does not pay any fees to its Officers for their services as such. For the six months ended March 31, 2013, the JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund, and JOHCM Global Equity Fund were allocated $79, $19,673, and $4, respectively, in Chief Compliance Officer fees. The Trust also pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting, and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.	Shareholder Servicing Plans

Each of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund have adopted a Class I Shareholder Services Plan (the “Class I Plan”) and each Fund has adopted a Class II Shareholder Services Plan (the “Class II Plan” and together with the Class I Plan, the “Shareholder Services Plans”). Under the Shareholder Services Plans, the Class I and Class II Shares of the Funds, as applicable, may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding (i) ten basis points (0.10%) of each of the JOHCM Emerging Markets Opportunities Fund’s and JOHCM Global Equity Fund’s average daily net assets attributable to Class I Shares and (ii) twenty-five basis points (0.25%) of each of the JOHCM Emerging Markets Opportunities Fund’s, JOHCM International Select Fund’s and JOHCM Global Equity Fund’s average daily net assets attributable to Class II Shares.

7.	Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the “Custodian”) of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

8.	Distributions To Shareholders

The tax character of distributions for JOHCM International Select Fund paid during the six months ended March 31, 2013 and the fiscal year ended September 30, 2012 was as follows:

	Six Months
	Ended	Year Ended
	Mar. 31, 2013	Sept. 30, 2012
Distribution paid from:
Ordinary income (inclusive of short-term capital gains)	$1,422,537	$744,802

JOHCM Funds 2013 Semiannual Report	23

Notes to Financial Statements
(Continued)

There were no distributions for JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund during the six months ended March 31, 2013.

9.	Investment Transactions

Investment transactions for the six months ended March 31, 2013, excluding temporary short-term investments for each Fund, were as follows:

	Purchases	Sales
JOHCM Emerging Markets Opportunities Fund	$1,852,200	$455,517
JOHCM International Select Fund	173,556,550	70,189,511
JOHCM Global Equity Fund	1,951,952	-

10.	Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of their taxable income, including any realized gain on investments, to their shareholders. In addition, by distributing in each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

At September 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Fund will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and prior to each Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2012, the JOHCM International Select Fund deferred qualified late year losses of $9,414,266 of which $7,633,633 is short-term and $1,780,633 is long-term.

As of September 30, 2012, the JOHCM International Select Fund had a capital loss carryforward of $843,592 which is short-term in character and not subject to expiration.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2013, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. For the JOHCM International Select Fund, tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, DundeeWealth US will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

11.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

12.	Board Considerations Regarding Advisory Agreement and Sub-Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), unanimously approved (i) the Advisory Agreement and (ii) the Sub-Advisory Agreement (together, the “Agreements”) at a meeting held on (a) June 5, 2012 with respect to the JOHCM Emerging Markets Opportunities Fund, (b) January 15, 2013 with respect to the JOHCM Global Equity Fund and (c) March 12, 2013 with respect to the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund.

In determining whether to approve the Agreements, the Board exercised its business judgment and considered information about DundeeWealth US, JOHCM and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

(1) The Nature, Extent and Quality of Services Provided to the Funds

The Board considered the scope and quality of services provided by DundeeWealth US and JOHCM, particularly the qualifications and capabilities of the personnel responsible for providing services to the Funds. The Trustees considered that while the day-to-day investment management activities of the Funds will be performed by JOHCM, DundeeWealth US will be responsible for continuously reviewing, supervising and administering each Fund’s investment program. The Trustees considered the specific services to be provided to the Funds by both DundeeWealth US and JOHCM. The Trustees noted that, in addition to managing the investment program of the Funds, DundeeWealth US and JOHCM provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that DundeeWealth US pays for all compensation of officers of the Trust that are also employees of DundeeWealth US, with the exception of a portion of the compensation of the Chief Compliance Officer of the Trust, which is paid by the Funds.

24	JOHCM Funds 2013 Semiannual Report

Notes to Financial Statements
(Continued)

(2) Investment Performance of the JOHCM International Select Fund

The Trustees considered the investment experience of DundeeWealth US and JOHCM and the performance of the JOHCM International Select Fund. Since the JOHCM Emerging Markets Opportunities Fund commenced operations on November 21, 2012 and the JOHCM Global Equity Fund commenced operations on March 22, 2013, no performance information was available. With respect to the JOHCM International Select Fund, the Trustees reviewed at the meeting held on March 12, 2013 the performance of the Fund as well as historical performance of other accounts managed by JOHCM using an investment strategy substantially similar to that of the Fund. The Trustees reviewed the performance information supplied in a report as of December 31, 2012 prepared on behalf of the Fund by Morningstar Associates, LLC and how the Fund ranked versus its Morningstar Peer Group over various time periods. With respect to the Fund’s performance relative to its Morningstar Peer Group, the Board considered that the Fund ranked in the fourth and third quartiles on a one and three year basis, respectively, with the first quartile being the best and the fourth quartile being the worst. The Trustees also considered the materials they had received from DundeeWealth US during the past year concerning the Fund’s performance.

(3) Cost of Services Provided and Profits Realized by DundeeWealth US and JOHCM

In connection with the Trustees’ consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to each Fund, the Board reviewed each Fund’s advisory fee and actual, in the case of the JOHCM International Select Fund, or estimated, in the case of the JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund, net and gross expense ratios in comparison to the Fund’s relevant Morningstar Peer Group. The Board considered the Funds’ overall gross expense ratios and net expense ratios, in light of the DundeeWealth US’ Expense Limitation Agreement, versus their respective Morningstar Peer Groups. The information provided to the Board at the meeting held on June 5, 2012 with respect to the JOHCM Emerging Markets Opportunities Fund indicated that the Fund’s advisory fee is slightly above the median of the funds included in the Fund’s Morningstar Peer Group.

The information provided to the Board at the meeting held on March 12, 2013 with respect to the JOHCM Emerging Markets Opportunities Fund indicated that the Fund’s gross advisory fee ranks in the fourth quartile within its Morningstar Peer Group and that the JOHCM International Select Fund has a gross advisory fee that ranks in the first quartile within its Morningstar Peer Group. With respect to the JOHCM Global Equity Fund, the information provided at the January 15, 2013 meeting indicated that the Fund’s advisory fee is below the median of the fund’s included in the Fund’s Morningstar Peer Group. The Trustees also considered the impact of DundeeWealth US’ Expense Limitation Agreement on the Funds’ overall expenses. It was noted that, based on the information provided at the meeting held on June 5, 2012, the net expense ratio of the JOHCM Emerging Markets Opportunities Fund is the same as the median of the Fund’s Morningstar Peer Group. The information provided to the Board at the meeting held on March 12, 2013 with respect to the JOHCM Emerging Markets Opportunities Fund indicated that the JOHCM Emerging Markets Opportunities Fund has a net expense ratio that ranks within the second quartile within its Morningstar Peer Group. With respect to the JOHCM International Select Fund, the materials provided at the meeting held on March 12, 2013 indicated that the Fund has a net expense ratio that ranks within the first quartile of its Morningstar Peer Group. With respect to the JOHCM Global Equity Fund, the materials provided at the meeting held on January 15, 2013 indicated that the Fund’s net expense ratio is lower than the median of the fund’s included in the Fund’s Morningstar Peer Group. It was noted that DundeeWealth US did not manage any institutional separate accounts. The Board considered the Funds’ sub-advisory fee rates as compared to the sub-advisory fee rates of the funds in each Fund’s respective Morningstar Peer Group that charge a sub-advisory fee and fees charged by the JOHCM for other mutual fund and institutional accounts managed in the same strategy, as applicable. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to JOHCM’s obligations for managing the institutional accounts and that the advisory fees for the institutional accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board also considered the profitability of DundeeWealth US and JOHCM. The Trustees discussed the profitability methodologies used by DundeeWealth US and JOHCM. The Board noted that JOHCM’s fees are paid entirely by DundeeWealth US so that no additional expenses are borne by shareholders for the engagement of JOHCM.

(4) Economies of Scale and Fee Levels Reflecting Those Economies

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Funds’ assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. It was noted that DundeeWealth US anticipates that the Funds will realize economies of scale as assets levels grow, subject to DundeeWealth US’ right to recapture its prior waived fees or reimbursed expenses relating to the Funds under its Expense Limitation Agreement with the Funds. The Trustees also considered the duration of the current Expense Limitation Agreement, which expires on January 31, 2014 for the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund and on March 31, 2014 for the JOHCM Global Equity Fund. The Trustees noted that during 2012, DundeeWealth US realized some management fees after necessary waivers/reimbursements in connection with the Expense Limitation Agreement with respect to the JOHCM International Select Fund.

JOHCM Funds 2013 Semiannual Report	25

Notes to Financial Statements
(Continued)

(5) Other Benefits to DundeeWealth US and JOHCM

In addition to the above factors, the Trustees also discussed other benefits received by DundeeWealth US and JOHCM from their management of the Funds, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. Management explained that certain fall-out benefits could ultimately accrue to The Bank of Nova Scotia, an affiliate of DundeeWealth US, such as increased product for various distribution channels. The Board concluded that advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, and separately all of the Independent Trustees, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that DundeeWealth US and JOHCM would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

13.	Subsequent Events

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

26	JOHCM Funds 2013 Semiannual Report

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Additional Fund Information

March 31, 2013
(Unaudited)

Proxy Voting Information

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Funds’ Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Funds’ website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30, 2012 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Funds’ complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.  The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

JOHCM Funds 2013 Semiannual Report

Semiannual Report

March 31, 2013

Mount Lucas U.S. Focused Equity Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund’s shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund’s current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the Fund, can be obtained by calling 1-888-572-0968. Read the prospectus carefully before investing.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2012 to March 31, 2013 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the “Fund”), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During the Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During the Period
	10/01/12	03/31/13	Ratio(1)	10/01/12 to 3/31/13(2)

Mount Lucas U.S. Focused Equity Fund - Class I
Actual Fund Return	$1,000.00	$1,214.34	0.95%	$5.24
Hypothetical 5% Return	$1,000.00	$1,020.19	0.95%	$4.78

(1)	Annualized, based on the Fund’s expenses for the period after fee waiver and/or expense reimbursements.
(2)	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report	1

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

COMMON STOCKS - 98.7%
Consumer Discretionary - 10.8%
DR Horton, Inc.	15,749	$382,701
The Gap, Inc.	8,325	294,705
The Home Depot, Inc.	5,296	369,555
Lennar Corp.	9,126	378,547
PulteGroup, Inc. *	21,496	435,079
Ross Stores, Inc.	4,328	262,363
Whirlpool Corp.	16,272	1,927,581
		4,050,531

Consumer Staples - 14.3%
The Clorox Co.	3,980	352,349
Conagra Foods, Inc.	9,739	348,754
Dean Foods Co. *	18,438	334,281
The Hershey Co.	3,944	345,218
McCormick & Co., Inc.	4,826	354,952
Safeway, Inc.	137,815	3,631,425
		5,366,979

Energy - 22.8%
Marathon Petroleum Corp.	35,528	3,183,309
Murphy Oil Corp.	20,687	1,318,383
Tesoro Corp.	21,575	1,263,216
Valero Energy Corp.	61,425	2,794,223
		8,559,131

Financials - 18.0%
The Allstate Corp.	32,975	1,618,083
Berkshire Hathaway, Inc., Cl. B *	3,291	342,922
Cincinnati Financial Corp.	7,427	350,480
Lincoln National Corp.	45,302	1,477,298
Prudential Financial, Inc.	23,206	1,368,922
The Travelers Companies, Inc.	19,141	1,611,481
		6,769,186

Health Care - 2.8%
AmeriSourceBergen Corp.	7,040	362,208
McKesson Corp.	3,147	339,750
Pfizer, Inc.	11,974	345,570
		1,047,528

Industrials - 14.8%
LyondellBasell Industries NV, Cl. A	23,017	1,456,746
Northrop Grumman Corp.	40,038	2,808,666
Raytheon Co.	21,895	1,287,207
		5,552,619

Information Technology - 13.3%
Apple, Inc.	447	197,856
Seagate Technology Plc	91,909	3,360,193
Western Digital Corp.	28,938	1,455,003
		5,013,052

Materials - 0.9%
The Sherwin-Williams Co.	2,073	$350,109

Media - 1.0%
Time Warner, Inc.	6,197	357,071

Total Common Stocks (Cost $31,762,895)		37,066,206

	Principal
	Amount

SHORT-TERM INVESTMENTS - 1.0%
BNY Mellon Cash Reserve, 0.05%**, due 4/01/13	$387,957	387,957
Total Short-Term Investments (Cost $387,957)		387,957
Total Investments - 99.7% (Cost $32,150,852)***		37,454,163
Other Assets Less Liabilities - 0.3%		98,142
NET ASSETS - 100.0%		$37,552,305

*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $32,193,455 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,429,289
Gross unrealized depreciation	(168,581)
Net unrealized appreciation	$5,260,708

Sector Allocation (Unaudited)	% of Net Assets
Energy	22.8%
Financials	18.0
Industrials	14.8
Consumer Staples	14.3
Information Technology	13.3
Consumer Discretionary	10.8
Health Care	2.8
Media	1.0
Materials	0.9
Short-Term Investments and other	1.3
100.0%

See Notes to Financial Statements

2	Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Statement of Assets and Liabilities

Mount Lucas U.S. Focused Equity Fund
March 31, 2013 (Unaudited)

Assets:
Investments, at market value (cost $32,150,852) (Note 2 and Note 3)	$37,454,163
Receivable from Fund shares sold	247,016
Dividends receivable	51,162
Prepaid expenses	15,201
Total assets	37,767,542

Liabilities:
Payable for Fund shares redeemed	10,000
Payable for investments purchased	160,236
Investment advisory fee payable (Note 5)	12,829
Custodian fees payable (Note 6)	9,183
Administration and accounting fees payable (Note 6)	7,025
Transfer agent fees payable (Note 6)	10,085
Chief Compliance Officer fees payable (Note 5)	371
Other accrued expenses	5,508
Total liabilities	215,237

Net Assets	$37,552,305

Net Assets consist of:
Paid-in capital	$31,271,241
Undistributed net investment income	95,211
Accumulated net realized gain on investments	882,542
Net unrealized appreciation on investments	5,303,311

Net Assets	$37,552,305

Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	3,595,382

Net asset value, offering, and redemption price per share (Note 2)	$10.44

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report          3

Statement of Operations

Mount Lucas U.S. Focused Equity Fund
For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends	$476,086
Interest	83
Total investment income	476,169

Expenses:
Investment advisory fees (Note 5)	117,407
Administration and accounting fees (Note 6)	22,130
Custodian fees (Note 6)	16,194
Transfer agent fees (Note 6)	15,721
Registration and filing fees	10,238
Audit fees	8,418
Printing fees	6,069
Legal fees	5,617
Trustees’ fees and expenses (Note 5)	3,093
Chief Compliance Officer fees (Note 5)	2,365
Insurance expense	1,850
Other	2,603
Subtotal	211,705
Fees waived and reimbursed by Adviser (Note 5)	(62,990)
Net expenses	148,715

Net Investment Income	327,454

Realized and Unrealized Gain on Investments:
Net realized gain on investments	1,155,300
Net change in unrealized appreciation on investments	4,828,600

Net Realized and Unrealized Gain on Investments	5,983,900
Net Increase in Net Assets Resulting from Operations	$6,311,354

See Notes to Financial Statements

4          Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Statement of Changes in Net Assets

Mount Lucas U.S. Focused Equity Fund

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Year Ended September 30, 2012
Operations:
Net investment income	$327,454	$287,648
Net realized gain on investments	1,155,300	630,178
Net change in unrealized appreciation on investments	4,828,600	3,479,817
Net Increase in Net Assets Resulting from Operations	6,311,354	4,397,643

Distributions to Shareholders from:
Net investment income	(426,207)	(332,398)
Total distributions to shareholders	(426,207)	(332,398)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	7,022,871	10,631,690
Shares issued as reinvestment of distributions	422,109	330,801
Shares redeemed	(1,837,561)	(5,993,096)
Net increase in net assets from shares of beneficial interest transactions	5,607,419	4,969,395
Adviser Contribution(1)	-	21,958
Net increase in net assets	11,492,566	9,056,598

Net Assets:
Beginning of period	26,059,739	17,003,141
End of period	$37,552,305	$26,059,739

Undistributed net investment income	$95,211	$193,964

Shares of Beneficial Interest Transactions (Class I):
Shares sold	759,830	1,277,620
Shares issued as reinvestment of distributions	47,059	41,402
Shares redeemed	(198,339)	(730,379)
Net increase in shares outstanding	608,550	588,643

(1)
During January 2012, management determined that an error in the transacting and recording of short-term redemption fees had occurred, resulting in the Fund receiving $21,958 and $253,818 of cash for short-term redemption fees for the years ended September 30, 2012 and 2011, respectively meant for other DundeeWealth Funds. The impact of such error was not considered material to any previously issued financial statements. DundeeWealth US, LP (“DundeeWealth US” or “Adviser”) and the Fund entered into an agreement dated January 30, 2012 (the Agreement) which states that the Adviser agrees to (i) make shareholders of each series of DundeeWealth Funds whole through a capital contribution to the extent that there were any material underpayments of redemption fees to such series and (ii) permit the Fund to retain the amount of any overpayment of redemption fees. For the year ended September 30, 2012, 0.15% of the Fund’s total return consists of this capital contribution. Excluding this capital contribution, total return would have been 25.23%.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report5

Financial Highlights

Mount Lucas U.S. Focused Equity Fund
For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/13 (Unaudited) Class I		For the Year Ended 9/30/12 Class I		For the Year Ended 9/30/11 Class I		For the Year Ended 9/30/10 Class I	For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I
Net asset value, beginning of period	$8.72		$7.09		$7.69		$6.49	$7.07	$10.00

Income from Investment Operations:

Net investment income (1)	0.10		0.12		0.14		0.07	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.75		1.66		(0.81)		1.19	(0.51)	(2.99)
Total from investment operations	1.85		1.78		(0.67)		1.26	(0.41)	(2.87)

Less Distributions:

Dividends from net investment income	(0.13)		(0.16)		(0.05)		(0.07)	(0.17)	(0.06)
Total distributions	(0.13)		(0.16)		(0.05)		(0.07)	(0.17)	(0.06)

Adviser Contribution	-		0.01		0.12		-	-	-
Redemption fees added to paid-in capital (1)	-		-		0.00	(2)	0.01	0.00 (2)	-

Net asset value, end of period	$10.44		$8.72		$7.09		$7.69	$6.49	$7.07

Total return	21.43	%(4)	25.38	%(3)	(7.25	)%(3)	19.60%	(5.16)%	(28.88)%

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$37,552		$26,060		$17,003		$9,588	$3,827	$4,725
Operating expenses:
Before expense reimbursement/waiver	1.35	%(5)	1.74%		1.74%		3.39%	7.91%	6.39%
After expense reimbursement/waiver	0.95	%(5)	0.95%		0.95%		0.95%	0.95%	0.95%
Net investment income:
After expense reimbursement/waiver	2.09	%(5)	1.50%		1.68%		0.95%	1.92%	1.41%
Portfolio turnover rate	47.62	%(4)	118.67%		102.57%		120.20%	178.60%	89.99%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Amount represents less than $0.005.
(3)
Absent the Adviser Contribution per the Agreement between the Adviser and the Fund, as described in Note 5, total returns would have been 25.23% and (8.82)% for the years ended September 30, 2012 and 2011, respectively.

(4)	Non-annualized.
(5)	Annualized.

See Notes  to Financial Statements

6          Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Notes to Financial Statements
March 31, 2013 (Unaudited)

1.	Organization

The Mount Lucas U.S. Focused Equity Fund (the “Fund”) is a separate series of the DundeeWealth Funds, (the “Trust”), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated March 12, 2013. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2013, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and, under normal market conditions, invests at least 80% of its assets in United States of America (“U.S.”) common stocks and equity securities. The Fund’s sub-adviser, Mount Lucas Management LP (the “Sub-Adviser” or “Mount Lucas”), selects investments for the Fund based upon a proprietary equity model developed by the firm’s principals that screens and ranks stocks within the S&P 500 Index. The Sub-Adviser’s approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria.

It is expected that a significant portion of the Fund’s shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

Non-Diversification Risks

The Fund has a non-diversified investment portfolio, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) and invests in a limited number of issuers. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

2.	Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00pm Eastern time if a security’s primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates - The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report	7

Notes to Financial Statements
(Continued)

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

During the six months ended March 31, 2013, the Fund had no investments in futures contracts or options on futures.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, except as restricted by the Fund’s investment limitations.

During the six months ended March 31, 2013, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses - Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share - The net asset value (“NAV”) for a Fund share is the value of that share’s portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 pm Eastern time).

Distributions to Shareholders - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees - The Fund no longer imposes a redemption fee. Prior to February 1, 2012, the Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.	Fair Value Measurements

The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2013, is as follows:

Level 1 – Quoted Prices*	$37,454,163
Total Market Value of Investments	$37,454,163

*	Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013.

There were no Level 2 or 3 investments held at March 31, 2013 or September 30, 2012.

Additional Information to Evaluate Quantitative Information

The Funds use recognized industry pricing services – approved by the Board of Trustees of the Trust (the “Board”) and unaffiliated with DundeeWealth US, LP (“DundeeWealth US” or the “Adviser”) – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8	Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for a Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

DundeeWealth US reports quarterly to the Board with respect to fair valuation events.

4.	Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not been determined.

5.	Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the “Advisory Agreement”) with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Mount Lucas, as sub-adviser to the Fund, and is responsible for the investment performance of the Fund. DundeeWealth US has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Mount Lucas, pursuant to which Mount Lucas serves as sub-adviser to the Fund.

Sub-advisory fees paid to Mount Lucas under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund’s assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Mount Lucas provide a continuous investment program for the Fund’s portfolio, and oversee the administration of all aspects relating to the Fund’s business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets of the Fund.

DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund until January 31, 2014 (“Expense Limitation”). The Trust has agreed, commencing September 27, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2013, DundeeWealth US reimbursed the Fund $62,990. The balance of recoverable expenses to DundeeWealth US at March 31, 2013 was $356,680.

For the year ended September 30, 2010, expiring September 30, 2013	$1,456
For the year ended September 30, 2011, expiring September 30, 2014	140,656
For the year ended September 30, 2012, expiring September 30, 2015	151,578
For the period ended March 31, 2013, expiring September 30, 2016	62,990
Balances of Recoverable Expenses to the Adviser	$356,680

Except for the Chief Compliance Officer, the Trust does not pay any fees to its Officers for their services as such. For the six months ended March 31, 2013, the Fund was allocated $2,365 in Chief Compliance Officer fees.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report	9

Notes to Financial Statements
(Continued)

The Trust pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

During January 2012, management determined that an error in the transacting and recording of short-term redemption fees had occurred, resulting in the Fund receiving $21,958 and $253,818 of cash for short-term redemption fees for the years ended September 30, 2012 and 2011, respectively, meant for other DundeeWealth Funds. The impact of such error was not considered material to any previously issued financial statements. The Adviser and the Fund entered into an agreement dated January 30, 2012 which states that the Adviser agrees to (i) make shareholders of each series of DundeeWealth Funds whole through a capital contribution to the extent that there were any material underpayments of redemption fees to such series and (ii) permit the Fund to retain the amount of any overpayment of redemption fees. For the years ended September 30, 2012 and 2011, 0.15% and 1.57% of the Fund’s total return consists of this capital contribution. Excluding this capital contribution, total returns for the years ended September 30, 2012 and 2011 would have been 25.23% and (8.82)%, respectively.

6.	Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the “Custodian”) of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.	Distributions To Shareholders

The tax character of distributions paid during the six months ended March 31, 2013 and the fiscal year ended September 30, 2012 was as follows:

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Distribution paid from:
Ordinary income	$426,207	$332,398

8.	Investment Transactions

Investment transactions for the six months ended March 31, 2013, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$ 20,352,896	$14,770,934

9.	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of its taxable income, including any realized gain on investments, to its shareholders. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

At September 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Fund will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

As of September 30, 2012, the Fund had a capital loss carryforward of $209,324, which is available to reduce future required distributions of net capital gains to shareholders, through 2018.

During the year ended September 30, 2012, the Fund utilized capital loss carryforward of $603,478.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, DundeeWealth US will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

10.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

10	Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Notes to Financial Statements
(Continued)

11.	Board Considerations Regarding Advisory Agreement and Sub-Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), unanimously approved (i) the Advisory Agreement and (ii) the Sub-Advisory Agreement (together, the “Agreements) at a meeting held on March 12, 2013.

In determining whether to approve the Agreements, the Board exercised its business judgment and considered information about DundeeWealth US, Mount Lucas and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

(1) The Nature, Extent and Quality of Services Provided to the Fund

The Board considered the scope and quality of services provided by DundeeWealth US and Mount Lucas, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees considered that while the day-to-day investment management activities of the Fund will be performed by Mount Lucas, DundeeWealth US will be responsible for continuously reviewing, supervising and administering the Fund’s investment program. The Trustees considered the specific services to be provided to the Fund by both DundeeWealth US and Mount Lucas. The Trustees noted that, in addition to managing the investment program of the Fund, DundeeWealth US and Mount Lucas provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that DundeeWealth US pays for all compensation of officers of the Trust that are also employees of DundeeWealth US with the exception of a portion of the compensation of the Chief Compliance Officer of the Trust, which is paid by the Trust.

(2) Investment Performance of the Fund

The Trustees considered the investment experience of DundeeWealth US and Mount Lucas. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Mount Lucas using investment strategies substantially similar to those of the Fund. The Trustees reviewed the performance information supplied in a report as of December 31, 2012 prepared on behalf of the Fund by Morningstar Associates, LLC and how the Fund ranked versus its Morningstar Peer Group over various time periods. With respect to the Fund’s performance relative to its Morningstar Peer Group, the Board considered that the Fund ranked in the first, first and third quartiles on a one, three and five year basis, respectively, with the first quartile being the best and the fourth quartile being the worst. The Trustees also considered the materials they had received from DundeeWealth US during the past year concerning performance.

(3) Cost of Services Provided and Profits Realized by DundeeWealth US and Mount Lucas

In connection with the Trustees’ consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board reviewed the Fund’s advisory fee and net and gross expense ratios in comparison to the Fund’s Morningstar Peer Group. The Board considered the Fund’s overall gross expense ratios and net expense ratios, in light of DundeeWealth US’ Expense Limitation Agreement, versus its Morningstar Peer Group.

The information provided to the Board indicated that the Fund has a gross advisory fee that ranks in the second quartile within its Morningstar Peer Group. The Trustees also considered the impact of DundeeWealth US’ Expense Limitation Agreement on the Fund’s overall expenses. It was noted that the Fund has a net expense ratio that ranks within the first quartile within its Morningstar Peer Group. It was noted that DundeeWealth US did not manage any institutional separate accounts. The Board considered the Fund’s sub-advisory fee rates as compared to the sub-advisory fee rates of the funds in the Fund’s Morningstar Peer Group that charge a sub-advisory fee and the fees charged by Mount Lucas for other institutional accounts managed in the same strategy. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to Mount Lucas’ obligations for managing the institutional accounts and that the advisory fees for the institutional accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board also considered the profitability of DundeeWealth US and Mount Lucas. The Trustees discussed the profitability methodologies used by DundeeWealth US and Mount Lucas. The Board noted that Mount Lucas’ fees are paid entirely by DundeeWealth US so that no additional expenses are borne by shareholders for the engagement of Mount Lucas.

(4) Economies of Scale and Fee Levels Reflecting Those Economies

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. It was noted that DundeeWealth US anticipates that the Fund will realize economies of scale as assets levels grow, subject to DundeeWealth US’ right to recapture its prior waived fees or reimbursed expenses relating to the Fund under its Expense Limitation Agreement with the Fund. The Trustees also considered the duration of the current Expense Limitation Agreement, which expires on January 31, 2014 for the Fund. The Trustees noted that during 2012, DundeeWealth US realized some management fees after necessary waivers/reimbursements in connection with the Expense Limitation Agreement with respect to the Fund.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report	11

Notes to Financial Statements
(Continued)

(5) Other Benefits to DundeeWealth US and Mount Lucas

In addition to the above factors, the Trustees also discussed other benefits received by DundeeWealth US and Mount Lucas from their management of the Fund, including, without limitation, the ability to market their advisory services for similar products in the future. Management explained that certain fall-out benefits could ultimately accrue to The Bank of Nova Scotia, an affiliate of DundeeWealth US, such as increased product for various distribution channels. The Board concluded that advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, and separately all of the Independent Trustees, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that DundeeWealth US and Mount Lucas would each provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

12.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

12	Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

This page is left blank intentionally.

Additional Fund Information

March 31, 2013
(Unaudited)

Proxy Voting Information

A description of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund’s Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund’s website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2012 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund’s complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Mount Lucas U.S. Focused Equity Fund 2013 Semiannual Report

Semiannual Report

March 31, 2013

Smith Group Large Cap Core Growth Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund’s shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund’s current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in the Fund, can be obtained by calling 1-888-572-0968. Read the prospectus carefully before investing.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2012 to March 31, 2013 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the “Fund”), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During the Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges, redemption fees or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending		Expenses Paid
	Account Value	Account Value	Expense	During the Period
	10/01/12	3/31/13	Ratio(1)	10/01/12 to 3/31/13(2)

Smith Group Large Cap Core Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,111.25	0.79%	$4.16
Hypothetical 5% Return	$1,000.00	$1,020.99	0.79%	$3.98
(1)	Annualized, based on the Fund’s expenses for the period after fee waiver and/or expense reimbursements.
(2)	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	1

Schedule of Investments

Smith Group Large Cap Core Growth Fund
March 31, 2013 (Unaudited)

	Number	Market
	of Shares	Value

COMMON STOCKS - 99.3%
Consumer Discretionary - 12.5%
Abercrombie & Fitch Co., Class A	31,200	$1,441,440
Mattel, Inc.	36,620	1,603,590
Ross Stores, Inc.	25,880	1,568,846
The Home Depot, Inc.	21,500	1,500,270
Tupperware Brands Corp.	19,000	1,553,060
		7,667,206
Consumer Staples - 10.4%
Costco Wholesale Corp.	14,600	1,549,206
Ingredion, Inc.	22,200	1,605,504
Kimberly-Clark Corp.	15,900	1,557,882
The Kroger Co.	49,700	1,647,058
		6,359,650
Energy - 11.4%
Chevron Corp.	12,700	1,509,014
Exxon Mobil Corp.	16,810	1,514,749
Helmerich & Payne, Inc.	23,090	1,401,563
National Oilwell Varco, Inc.	18,900	1,337,175
Occidental Petroleum Corp.	15,500	1,214,735
		6,977,236
Financials - 14.9%
American Express Co.	23,280	1,570,469
East West Bancorp, Inc.	59,500	1,527,365
JP Morgan Chase & Co.	29,700	1,409,562
The Chubb Corp.	17,600	1,540,528
The Travelers Companies, Inc.	18,500	1,557,515
US Bancorp	44,200	1,499,706
		9,105,145
Health Care - 15.3%
Actavis, Inc. *	16,600	1,529,026
Johnson & Johnson	19,300	1,573,529
McKesson Corp.	13,810	1,490,928
Omnicare, Inc.	39,800	1,620,656
ResMed, Inc.	34,200	1,585,512
The Cooper Companies, Inc.	14,300	1,542,684
		9,342,335
Industrials - 13.0%
Alaska Air Group, Inc. *	27,000	1,726,920
AMETEK, Inc.	35,750	1,550,120
Avery Dennison Corp.	35,900	1,546,213
Robert Half International, Inc.	42,000	1,576,259
Wabtec Corp.	15,300	1,562,283
		7,961,795
Information Technology - 16.8%
Accenture Plc, Class A	19,500	1,481,415
Brocade Communications Systems, Inc. *	253,400	1,462,118
Cadence Design Systems, Inc. *	103,100	1,436,183
International Business Machines Corp.	7,260	1,548,558
Motorola Solutions, Inc.	23,800	1,523,914
NetApp, Inc. *	43,100	1,472,296
Oracle Corp.	42,000	1,358,280
		10,282,764

	Number	Market
	of Shares	Value

Materials - 2.3%
CF Industries Holdings, Inc.	7,300	$1,389,701
Utilities - 2.7%
CenterPoint Energy, Inc.	69,400	1,662,824

Total Common Stocks
(Cost $47,634,497)		60,748,656

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.6%
BNY Mellon Cash Reserve, 0.05%**, due 04/01/13	$333,022	333,022
Total Short-Term Investments (Cost $333,022)		333,022
Total Investments - 99.9% (Cost $47,967,519)***		61,081,678
Other Assets Less Liabilities - 0.1%		86,719
NET ASSETS - 100.0%		$61,168,397

*	Non-income producing security.
**	Current yield as of March 31, 2013.
***	Aggregate tax cost is $47,977,067 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,733,422
Gross unrealized depreciation	(628,811)
Net unrealized appreciation	$13,104,611

Sector Allocation (Unaudited)	% of Net Assets
Information Technology	16.8%
Health Care	15.3
Financials	14.9
Industrials	13.0
Consumer Discretionary	12.5
Energy	11.4
Consumer Staples	10.4
Utilities	2.7
Materials	2.3
Short-Term Investments and other	0.7
100.0%

See Notes to Financial Statements

2	Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Statement of Assets and Liabilities

Smith Group Large Cap Core Growth Fund
March 31, 2013 (Unaudited)

Assets:
Investments, at market value (cost $47,967,519) (Note 2 and Note 3)	$61,081,678
Receivable from Fund shares sold	74,460
Dividends receivable	84,673
Prepaid expenses	23,325
Total assets	61,264,136

Liabilities:
Payable for Fund shares redeemed	38,429
Investment advisory fee payable (Note 5)	22,106
Administration and accounting fees payable (Note 6)	9,488
Transfer agent fees payable (Note 6)	12,011
Custodian fees payable (Note 6)	6,233
Printing fees payable	5,996
Chief Compliance Officer fees payable (Note 5)	597
Other accrued expenses	879
Total liabilities	95,739

Net Assets	$61,168,397

Net Assets consist of:
Paid-in capital	$49,651,576
Undistributed net investment income	128,518
Accumulated net realized loss on investments	(1,725,856)
Net unrealized appreciation on investments	13,114,159

Net Assets	$61,168,397

Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	6,161,043

Net asset value, offering, and redemption price per share (Note 2)	$9.93

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	3

Statement of Operations

Smith Group Large Cap Core Growth Fund
For the Six Months Ended March 31, 2013 (Unaudited)

Investment Income:
Dividends	$649,532
Interest	155
Total investment income	649,687

Expenses:
Investment advisory fees (Note 5)	188,449
Administration and accounting fees (Note 6)	30,103
Transfer agent fees (Note 6)	16,169
Audit fees	12,314
Registration and filing fees	11,672
Legal fees	11,298
Custodian fees (Note 6)	9,709
Printing fees	8,225
Trustees’ fees and expenses (Note 5)	6,471
Chief Compliance Officer fees (Note 5)	4,707
Insurance expense	4,336
Other	4,712
Subtotal	308,165
Fees waived and reimbursed by Adviser (Note 5)	(64,107)
Net expenses	244,058

Net Investment Income	405,629

Realized and Unrealized Gain on Investments:
Net realized gain on investments	5,750,828
Net change in unrealized appreciation on investments	330,721

Net Realized and Unrealized Gain on Investments	6,081,549
Net Increase in Net Assets Resulting from Operations	$6,487,178

See Notes to Financial Statements

4	Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Statement of Changes in Net Assets

Smith Group Large Cap Core Growth Fund

	For the
	Six Months Ended	For the
	March 31, 2013	Year Ended
	(Unaudited)	September 30, 2012

Operations:
Net investment income	$405,629	$275,559
Net realized gain on investments	5,750,828	920,259
Net change in unrealized appreciation on investments	330,721	12,937,512
Net Increase in Net Assets Resulting from Operations	6,487,178	14,133,330

Distributions to Shareholders from:
Net investment income	(492,068)	(172,140)
Total distributions to shareholders	(492,068)	(172,140)

Shares of Beneficial Interest Transactions (Class I):
Shares sold	4,050,823	10,549,952
Shares issued as reinvestment of distributions	489,505	143,961
Shares redeemed	(16,507,977)	(10,185,371)
Net increase (decrease) in net assets from shares of beneficial interest transactions	(11,967,649)	508,542
Redemption fees*	-	365
Net increase (decrease) in net assets	(5,972,539)	14,470,097

Net Assets:
Beginning of period	67,140,936	52,670,839
End of period	$61,168,397	$67,140,936

Undistributed net investment income	$128,518	$214,957

Shares of Beneficial Interest Transactions (Class I):
Shares sold	445,145	1,276,753
Shares issued as reinvestment of distributions	55,063	17,773
Shares redeemed	(1,792,198)	(1,210,765)
Net increase (decrease) in shares outstanding	(1,291,990)	83,761

*  Prior to February 1, 2012, shares of the Fund redeemed within 90 days of purchase were charged a 2% redemption fee.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	5

Financial Highlights

Smith Group Large Cap Core Growth Fund
For a Fund Share Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the	For the
	3/31/13		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	Class I		Class I	Class I	Class I	Class I	Class I
Net asset value, beginning of period	$9.01		$7.15	$6.77	$6.31	$7.87	$10.31

Income (Loss) from Investment Operations:

Net investment income (1)	0.06		0.04	0.05	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.93		1.84	0.37	0.46	(1.56)	(2.43)
Total from investment operations	0.99		1.88	0.42	0.48	(1.54)	(2.41)

Less Distributions:

Dividends from net investment income	(0.07)		(0.02)	(0.04)	(0.02)	(0.02)	(0.03)
Total distributions	(0.07)		(0.02)	(0.04)	(0.02)	(0.02)	(0.03)

Redemption fees added to paid-in capital (1)	-		0.00 (4)	0.00 (4)	0.00 (4)	-	-

Net asset value, end of period	$9.93		$9.01	$7.15	$6.77	$6.31	$7.87

Total return	11.13	%(2)	26.37%	6.15%	7.64%	(19.59)%	(23.46)%

Ratios to Average Net Assets and Supplemental Data:

Net assets, end of period (in 000’s)	$61,168		$67,141	$52,671	$41,990	$26,880	$29,548
Operating expenses:
Before expense reimbursement/waiver	1.00	%(3)	1.06%	1.29%	1.99%	2.59%	2.59%
After expense reimbursement/waiver	0.79	%(3)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income:
After expense reimbursement/waiver	1.31	%(3)	0.43%	0.61%	0.32%	0.35%	0.20%
Portfolio turnover rate	26.93	%(2)	60.59%	84.41%	90.26%	138.18%	112.00%

(1)	Calculated based on the average number of shares outstanding during the period.
(2)	Non-annualized.
(3)	Annualized.
(4)	Amount represents less than $0.005.

See Notes  to Financial Statements

6	Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Notes to Financial Statements
March 31, 2013 (Unaudited)

1.	Organization

The Smith Group Large Cap Core Growth Fund (the “Fund”) is a separate series of the DundeeWealth Funds (the “Trust”), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) dated March 12, 2013. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2013, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents.

The Fund seeks long-term capital appreciation and, under normal market conditions, invests at least 80% of its assets in United States of America (“U.S.”) common stocks and other equity securities of large capitalization companies which Smith Asset Management Group, L.P. (the “Sub-Adviser” or “Smith”) believes will have the highest probability of an earnings growth rate that exceeds investor expectations.

It is expected that a significant portion of the Fund’s shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

2.	Significant Accounting Policies

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative U.S. GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern time if a security’s primary exchange is normally open at that time).  If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities of sufficient credit quality with maturities of 60 days or less are carried at amortized cost, which approximates fair value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates - The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

Derivative contracts are not accounted for as hedging instruments under U.S. GAAP.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities or interest rates. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	7

Notes to Financial Statements
(Continued)

During the six months ended March 31, 2013, the Fund had no investments in futures contracts.

Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund’s investment objective, except as restricted by the Fund’s investment limitations.

During the six months ended March 31, 2013, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses - Expenses attributable to the Fund shall be payable solely out of the assets of the Fund. Expenses not attributable specifically to a fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share - The net asset value (“NAV”) for a Fund share is the value of that share’s portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 pm Eastern time).

Distributions to Shareholders - The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees - The Fund no longer imposes a redemption fee. Prior to February 1, 2012, the Fund imposed a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The redemption fee was calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest were treated as having been redeemed first. The redemption fee was deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.	Fair Value Measurements

The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1:	Quoted prices in active markets for identical securities

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2013, is as follows:

Level 1 – Quoted Prices*	$61,081,678
Total Market Value of Investments	$61,081,678

*   Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

The Fund’s policy is to recognize transfers in and transfers out of a level as of the beginning of the reporting period. The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2013.

There were no Level 2 or 3 investments held at March 31, 2013 or September 30, 2012.

Additional Information to Evaluate Quantitative Information

The Fund uses recognized industry pricing services – approved by the Board of Trustees of the Trust (the “Board”) and unaffiliated with DundeeWealth US, LP (“DundeeWealth US” or the “Adviser”) – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities and preferred equity securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair value prices for non-North and South American foreign equity securities are provided by an independent fair value service on a daily basis in accordance with the fair value methods approved by the Board. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV and would not otherwise be reflected in the NAV. The independent fair value service provides a fair value factor that is applied to the closing price of a foreign security to reflect movements in the security’s local market between the time of local closing and the time at which the Fund calculates the NAV. If the independent fair value service does not provide a fair value price for a particular security, or if the price provided does not meet established criteria for the Fund, the Fund will price that security at the most recent closing price for that security on its principal exchange or otherwise in accordance with its fair value procedures.

8	Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Notes to Financial Statements
(Continued)

Fair valued securities may be common and preferred equities, warrants, options or rights. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

DundeeWealth US reports quarterly to the Board with respect to fair valuation events.

4.	Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013. Management is evaluating the implications of ASU 2011-11 and its impact on the financial statements has not been determined.

5.	Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the “Advisory Agreement”) with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over Smith, as sub-adviser to the Fund, and is responsible for the investment performance of the Fund. DundeeWealth US has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Smith, pursuant to which Smith serves as sub-adviser to the Fund.

Sub-advisory fees paid to Smith under the Sub-Advisory Agreement are paid by DundeeWealth US, not out of the Fund’s assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Smith provide a continuous investment program for the Fund’s portfolio, and oversee the administration of all aspects relating to the Fund’s business and affairs.

For its services as investment sub-adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

DundeeWealth US has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses from exceeding 0.79% for the Class I shares of the Fund until January 31, 2014 (“Expense Limitation”). The Trust has agreed, commencing May 28, 2010, to carry forward, for a period not to exceed three years from the date on which a waiver or reimbursement is made by DundeeWealth US, any fees or expenses in excess of the applicable expense limitation that are waived, reimbursed or assumed by DundeeWealth US under the Expense Limitation and to repay DundeeWealth the amount of such excess fees or expenses. For the six months ended March 31, 2013, the Adviser reimbursed the Fund $64,107. The balance of recoverable expenses to the Adviser at March 31, 2013 was $653,311.

For the year ended September 30, 2010, expiring September 30, 2013	$171,291
For the year ended September 30, 2011, expiring September 30, 2014	245,054
For the year ended September 30, 2012, expiring September 30, 2015	172,859
For the six months ended March 31, 2013, expiring September 30, 2016	64,107
Balances of Recoverable Expenses to the Adviser	$653,311

Except for the Chief Compliance Officer, the Trust does not pay any fees to its Officers for their services as such. For the six months ended March 31, 2013, the Fund was allocated $4,707 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting and $500 per telephonic meeting. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

6.	Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services BNYMIS receives a monthly fee based on shareholder processing activity during the month.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	9

Notes to Financial Statements
(Continued)

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Bank of New York Mellon Corporation acts as custodian (the “Custodian”) of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

7.	Distributions To Shareholders

The tax character of distributions paid during the six months ended March 31, 2013 and the fiscal year ended September 30, 2012 was as follows:

	Six Months Ended	Year Ended
	March 31, 2013	September 30, 2012
Distribution paid from:
Ordinary income	$492,068	$172,140

8.	Investment Transactions

Investment transactions for six months ended March 31, 2013, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$16,631,986	$29,072,628

9.	Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and will distribute all of its taxable income, including any realized gain on investments, to its shareholders. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

At September 30, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act 2010, the Fund will be permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as short-term or long-term rather than being considered all short-term as under previous law.

Under current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2012, the Fund deferred qualified late year losses of $845,943 of which all are short-term.

As of September 30, 2012, the Fund had a capital loss carryforward of $6,619,530, which is available to reduce future required distributions of net capital gains to shareholders. $64,141 is available through 2017; and $6,555,389 is available through 2018.

During the year ended September 30, 2012, the Fund utilized capital loss carryforward of $ 1,757,574.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2009 through September 30, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, DundeeWealth US will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

10.	Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust and the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.	Board Considerations Regarding Advisory Agreement and Sub-Advisory Agreement

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), unanimously approved (i) the Advisory Agreement and (ii) the Sub-Advisory Agreement (together, the “Agreements”) at a meeting held on March 12, 2013.

In determining whether to approve the Agreements, the Board exercised its business judgment and considered information about DundeeWealth US and Smith and certain additional factors described below that the Board deemed relevant. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Trustee attributed different weights to the various factors. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the Agreements.

10	Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Notes to Financial Statements
(Continued)

(1) The Nature, Extent and Quality of Services Provided to the Fund

The Board considered the scope and quality of services provided by DundeeWealth US and Smith, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees considered that while the day-to-day investment management activities of the Fund will be performed by Smith, DundeeWealth US will be responsible for continuously reviewing, supervising and administering the Fund’s investment program. The Trustees considered the specific services to be provided to the Fund by both DundeeWealth US and Smith. The Trustees noted that, in addition to managing the investment program of the Fund, DundeeWealth US and Smith provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. The Trustees also considered that DundeeWealth US pays for all compensation of officers of the Trust that are also employees of DundeeWealth US with the exception of a portion of the compensation of the Chief Compliance Officer of the Trust, which is paid by the Trust.

(2) Investment Performance of the Fund

The Trustees considered the investment experience of DundeeWealth US and Smith. The Trustees considered the performance of the Fund as well as historical performance of other accounts managed by Smith using investment strategies substantially similar to those of the Fund. The Trustees reviewed the performance information supplied in a report as of December 31, 2012 prepared on behalf of the Fund by Morningstar Associates, LLC and how the Fund ranked versus its Morningstar Peer Group over various time periods. With respect to the Fund’s performance relative to its Morningstar Peer Group, the Board considered that the Fund ranked in the fourth (or worst), first (or best) and fourth quartiles on a one, three and five year basis, respectively. The Trustees also considered the materials they had received from DundeeWealth US during the past year concerning performance.

(3) Cost of Services Provided and Profits Realized by DundeeWealth US and Smith

In connection with the Trustees’ consideration of the level of the advisory fees, the Trustees considered a number of factors. With respect to the Fund, the Board reviewed the Fund’s advisory fee and net and gross expense ratios in comparison to the Fund’s Morningstar Peer Group. The Board considered the Fund’s overall gross expense ratios and net expense ratios, in light of DundeeWealth US’ Expense Limitation Agreement, versus its Morningstar Peer Group.

The information provided to the Board indicated the Fund has a gross advisory fee that ranks in the second quartile within its Morningstar Peer Group. The Trustees also considered the impact of DundeeWealth US’ Expense Limitation Agreement on the Fund’s overall expenses. It was noted that the Fund has a net expense ratio that ranks within the first quartile within its Morningstar Peer Group. It was noted that DundeeWealth US did not manage any institutional separate accounts. The Board considered the Fund’s sub-advisory fee rates as compared to the sub-advisory fee rates of the funds in the Fund’s Morningstar Peer Group that charge a sub-advisory fee and the fees charged by Smith for another mutual fund sub-advised by Smith and certain institutional accounts managed in the same strategy. With respect to institutional accounts, the Board noted that generally, the mix of services provided and the level of responsibility required under the Sub-Advisory Agreement are greater as compared to Smith’s obligations for managing the institutional accounts and that the advisory fees for the institutional accounts reflect significantly different competitive forces than those in the mutual fund marketplace. The Board also considered the profitability of DundeeWealth US and Smith. The Trustees discussed the profitability methodologies used by DundeeWealth US and Smith. The Board noted that Smith’s fees are paid entirely by DundeeWealth US so that no additional expenses are borne by shareholders for the engagement of Smith.

(4) Economies of Scale and Fee Levels Reflecting Those Economies

The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow, and whether the advisory and sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. It was noted that DundeeWealth US anticipates that the Fund will realize economies of scale as assets levels grow, subject to DundeeWealth US’ right to recapture its prior waived fees or reimbursed expenses relating to the Fund under its Expense Limitation Agreement with the Fund. The Trustees also considered the duration of the current Expense Limitation Agreement, which expires on January 31, 2014 for the Fund. The Trustees noted that during 2012, DundeeWealth US realized some management fees after necessary waivers/reimbursements in connection with the Expense Limitation Agreement with respect to the Fund.

(5) Other Benefits to DundeeWealth US and Smith

In addition to the above factors, the Trustees also discussed other benefits received by DundeeWealth US and Smith from their management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market their advisory services for similar products in the future. Management explained that certain fall-out benefits could ultimately accrue to The Bank of Nova Scotia, an affiliate of DundeeWealth US, such as increased product for various distribution channels. The Board concluded that advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, and separately all of the Independent Trustees, concluded that the fees payable under the Agreements were fair and reasonable with respect to the services that DundeeWealth US and Smith would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

12.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report	11

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Additional Fund Information

March 31, 2013
(Unaudited)

Proxy Voting Information

A description of the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s portfolio securities is available without charge, upon request by calling 1-888-572-0968 or by downloading the Fund’s Statement of Additional Information, which contains the policies and procedures as Appendix B, from the Fund’s website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2012 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund’s complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.  The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Smith Group Large Cap Core Growth Fund 2013 Semiannual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		DundeeWealth Funds

By (Signature and Title)*		/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy D. Duling
Amy D. Duling, President
(principal executive officer)

Date	6/7/13

By (Signature and Title)*	/s/ John H. Leven
John H. Leven, Treasurer
(principal financial officer)

Date	6/7/13

* Print the name and title of each signing officer under his or her signature